UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2008 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Discretionary--9.9%
Darden Restaurants	318,166 a	10,897,186
Discovery Holding, Cl. A	372,920 b	9,766,775
Family Dollar Stores	529,180 a	11,324,452
Gap	838,040 a	15,294,230
McDonald's	382,990	22,718,967
Newell Rubbermaid	506,710	10,174,737
News, Cl. B	1,220,960 a	22,709,856
NIKE, Cl. B	148,990 a	10,186,446
Omnicom Group	624,950 a	30,628,799
Ross Stores	464,230	17,000,103
Starwood Hotels & Resorts
Worldwide	287,600	13,919,840
TJX Cos.	504,080 a	16,160,805
		190,782,196
Consumer Staples--9.6%
Coca-Cola Enterprises	659,830	13,288,976
ConAgra Foods	647,780	15,274,652
CVS Caremark	743,200	31,801,528
Kroger	538,950 a	14,896,578
Molson Coors Brewing, Cl. B	200,280	11,616,240
PepsiCo	191,847	13,103,150
Philip Morris International	544,760 b	28,687,062
Procter & Gamble	1	66
SUPERVALU	354,490 a	12,431,964
SYSCO	320,800 a	9,899,888
Wal-Mart Stores	589,864	34,058,747
		185,058,851
Energy--13.0%
Anadarko Petroleum	179,560	13,461,613
Chesapeake Energy	229,320	12,559,856
Chevron	411,480	40,798,242
ConocoPhillips	601,440	55,994,064
ENSCO International	283,230 a	20,344,411
Hess	262,700	32,262,187
Marathon Oil	368,180	18,920,770
National Oilwell Varco	202,670 b	16,886,464
Valero Energy	145,470 a	7,395,695
XTO Energy	481,075	30,605,991
		249,229,293
Financial--15.4%
American International Group	500,930	18,033,480
Bank of America	920,155	31,294,472
Chubb	479,160	25,759,642
Citigroup	873,859	19,128,774
Discover Financial Services	543,110	9,314,337
Goldman Sachs Group	177,430 a	31,300,426
JPMorgan Chase & Co.	1,057,286	45,463,298
MetLife	494,880	29,707,646
Morgan Stanley	510,130	22,563,050
PNC Financial Services Group	235,160 a	15,109,030
U.S. Bancorp	558,400 a	18,533,296

Wachovia	323,320 a	7,695,016
Wells Fargo & Co.	825,240	22,751,867
		296,654,334
Health Care--12.0%
Baxter International	385,490	23,553,439
Becton, Dickinson & Co.	131,080	11,069,706
Covidien	212,490	10,643,624
Hospira	382,500 a,b	16,042,050
Humana	288,960 b	14,751,408
Johnson & Johnson	468,000	31,234,320
Laboratory Corp. of America
Holdings	151,050 a,b	11,145,979
Medtronic	315,840	16,003,613
Merck & Co.	659,320	25,687,107
Pfizer	1,129,670	21,870,411
Schering-Plough	689,190	14,059,476
St. Jude Medical	259,260 b	10,564,845
Thermo Fisher Scientific	395,790 b	23,359,526
		229,985,504
Industrial--11.8%
Cooper Industries, Cl. A	195,740	9,127,356
Eaton	256,180	24,767,482
Emerson Electric	403,220	23,459,340
General Electric	1,027,976	31,579,423
Goodrich	250,490	16,234,257
L-3 Communications Holdings	248,390 a	26,674,602
Lockheed Martin	174,900 a	19,141,056
Terex	183,810 b	13,114,843
Textron	396,520	24,802,326
Tyco International	544,370	24,600,080
United Technologies	149,670	10,632,557
US Airways Group	438,680 a,b	1,737,173
		225,870,495
Information Technology--16.3%
Accenture, Cl. A	266,530	10,879,755
Adobe Systems	382,580 b	16,856,475
Akamai Technologies	405,560 a,b	15,837,118
Alliance Data Systems	160,970 b	9,664,639
Amphenol, Cl. A	231,310	10,785,985
Apple	224,880 b	42,446,100
Cisco Systems	927,854 b	24,792,259
Global Payments	217,540	10,272,239
Intel	1,534,440	35,568,319
McAfee	385,930 a,b	13,989,962
Microsoft	1,522,086	43,105,476
Oracle	950,820 b	21,716,729
QUALCOMM	474,080	23,011,843
Research In Motion	135,480 b	18,814,108
Visa, Cl. A	188,340	16,265,042
		314,006,049
Materials--3.8%
Air Products & Chemicals	192,629	19,632,748
Allegheny Technologies	178,100	13,357,500
Cia Vale do Rio Doce (Preferred),
Cl. A, ADR	692,300 a	27,539,694
Freeport-McMoRan Copper & Gold	102,970 a	11,914,659
		72,444,601
Pipelines--.8%

Williams	405,050	15,408,102
Telecommunication Services--3.4%
AT & T	1,092,879	43,605,872
Sprint Nextel	2	19
Verizon Communications	557,890	21,462,028
		65,067,919
Utilities--3.4%
Exelon	309,190	27,208,720
Sempra Energy	666,970 a	38,557,536
		65,766,256
Total Common Stocks
(cost $1,588,356,609)		1,910,273,600

Other Investment--1.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,277,000)	25,277,000 [c]	25,277,000

Investment of Cash Collateral for
Securities Loaned--6.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $124,221,208)	124,221,208 [c]	124,221,208

Total Investments (cost $1,737,854,817)	107.2%	2,059,771,808
Liabilities, Less Cash and Receivables	(7.2%)	(137,651,048)
Net Assets	100.0%	1,922,120,760

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$119,555,335 and the total market value of the collateral held by the fund is $124,221,208.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,737,854,817.

Net unrealized appreciation on investments was $321,916,991 of which $409,819,824 related to appreciated investment securities and $87,902,833 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2008 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Banking--4.4%
Bank of America	199,088	6,770,983
Wells Fargo & Co.	138,730	3,824,786
		10,595,769
Consumer Discretionary--8.1%
Johnson Controls	36,510	1,243,531
Lowe's Cos.	52,660	1,263,840
McDonald's	26,180	1,552,998
News, Cl. A	385,660	6,922,597
Omnicom Group	111,460	5,462,655
Time Warner	77,410	1,229,271
TJX Cos.	58,940	1,889,616
		19,564,508
Consumer Staples--9.4%
Altria Group	56,340	1,254,128
Cadbury, ADR	48,460 a	2,601,817
CVS Caremark	74,880	3,204,115
Dr. Pepper Snapple Group	35,316 b	889,247
Kraft Foods, Cl. A	132,050	4,288,984
Philip Morris International	120,940 b	6,368,700
Procter & Gamble	28,070	1,854,024
Wal-Mart Stores	39,780	2,296,897
		22,757,912
Energy--15.5%
Chevron	114,636	11,366,159
Devon Energy	52,610	6,099,603
EOG Resources	9,520	1,224,558
Exxon Mobil	54,676	4,853,042
Marathon Oil	73,110	3,757,123
Occidental Petroleum	42,830	3,937,362
Schlumberger	17,520	1,771,798
XTO Energy	74,397	4,733,137
		37,742,782
Financial--22.8%
American International Group	77,330	2,783,880
Ameriprise Financial	26,340	1,244,828
Capital One Financial	17,007 a	818,377
Chubb	33,070	1,777,843
Citigroup	196,645	4,304,559
Federal National Mortgage
Association	95,850	2,589,867
Fidelity National Financial, Cl. A	91,640	1,567,044
Franklin Resources	12,150	1,229,823
Freddie Mac	62,510	1,589,004
Genworth Financial, Cl. A	55,290	1,221,909
Goldman Sachs Group	14,080	2,483,853
Invesco	56,240	1,565,159
JPMorgan Chase & Co.	201,599	8,668,757
Lincoln National	83,760	4,620,202
Merrill Lynch & Co.	41,740	1,833,221
MetLife	20,750	1,245,623
Morgan Stanley	35,150	1,554,685
PNC Financial Services Group	41,960	2,695,930
Principal Financial Group	32,260 a	1,738,169
Prudential Financial	21,850 a	1,632,195
State Street	28,460	2,049,689
T. Rowe Price Group	25,890	1,499,549
Travelers Cos.	24,581	1,224,380
U.S. Bancorp	56,636	1,879,749
Wachovia	74,280	1,767,864
		55,586,159
Health Care--7.3%
Abbott Laboratories	123,740	6,972,749

Baxter International	29,240	1,786,564
Merck & Co.	61,700	2,403,832
Pfizer	119,518	2,313,868
Wyeth	93,899	4,175,689
		17,652,702
Index--1.5%
iShares Russell 1000 Value Index
Fund	47,740 a	3,643,517
Industrial--9.3%
Eaton	36,760	3,553,957
Emerson Electric	48,860	2,842,675
General Electric	204,942	6,295,818
Honeywell International	59,310	3,536,062
Lockheed Martin	12,410	1,358,150
United Technologies	18,116	1,286,961
Waste Management	95,830	3,634,832
		22,508,455
Information Technology--4.4%
Accenture, Cl. A	31,860	1,300,525
Automatic Data Processing	60,000	2,583,000
Hewlett-Packard	28,850	1,357,681
Intel	84,220	1,952,220
Microsoft	41,390	1,172,165
QUALCOMM	32,060	1,556,192
Tyco Electronics	16,380	657,165
		10,578,948
Materials--2.5%
Air Products & Chemicals	12,880	1,312,729
Dow Chemical	42,920	1,733,968
Freeport-McMoRan Copper & Gold	19,490 a	2,255,188
Monsanto	6,750	859,950
		6,161,835
Telecommunication Services--6.6%
AT & T	269,325	10,746,067
Verizon Communications	112,511	4,328,298
Windstream	78,572	1,048,150
		16,122,515
Utilities--8.4%
Entergy	39,470	4,766,792
Exelon	66,210	5,826,480
FPL Group	55,050	3,716,976
NRG Energy	55,590 a,b	2,311,988
Southern	102,290	3,702,898
		20,325,134
Total Common Stocks
(cost $210,824,913)		243,240,236

Other Investment--.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $113,000)	113,000 [c]	113,000

Investment of Cash Collateral for
Securities Loaned--5.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $12,574,762)	12,574,762 [c]	12,574,762

Total Investments (cost $223,512,675)	105.4%	255,927,998
Liabilities, Less Cash and Receivables	(5.4%)	(13,164,211)
Net Assets	100.0%	242,763,787

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
	$12,206,121 and the total market value of the collateral held by the fund is $12,574,762.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $223,512,675.

Net unrealized appreciation on investments was $32,413,882 of which $49,470,742 related to appreciated investment securities and $17,056,860 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF OPTIONS WRITTEN May 31, 2008 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Monsanto,
July 2008 @ 140
(Premiums received $23,349)	6,700	(24,790)

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Stock Fund
May 31, 2008 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Consumer Discretionary--12.3%
Abercrombie & Fitch, Cl. A	82,000a	5,953,200
Apollo Group, Cl. A	68,610b	3,278,872
Brinker International	412,300	9,041,739
Burger King Holdings	288,900	8,248,095
Darden Restaurants	463,000	15,857,750
DeVry	250,200	14,273,910
Dollar Tree	435,600b	16,073,640
Focus Media Holding, ADR	217,700b	8,771,133
Fossil	255,400b	8,098,734
Gentex	693,010a	12,169,255
Gildan Activewear	152,210b	4,476,496
MDC Holdings	154,300	6,269,209
NetFlix	147,000a,b	4,462,920
O'Reilly Automotive	287,800a,b	7,525,970
Penn National Gaming	180,100b	8,360,242
Phillips-Van Heusen	253,500	11,516,505
Rent-A-Center	422,200a,b	8,857,756
Ross Stores	428,200	15,680,684
Ryland Group	192,310a	5,346,218
Scientific Games, Cl. A	293,400a,b	9,485,622
Tupperware Brands	294,000a	11,260,200
Urban Outfitters	495,970a,b	15,965,274
Warnaco Group	90,000b	4,337,100
		215,310,524
Consumer Staples--1.5%
Clorox	118,400	6,764,192
Herbalife	206,800	7,970,072
Smithfield Foods	356,700a,b	11,161,143
		25,895,407
Energy--10.8%
Arch Coal	339,800	22,056,418
Cabot Oil & Gas	122,300	7,368,575
Cameron International	90,630b	4,824,235
Denbury Resources	581,900a,b	19,802,057
Dril-Quip	129,100a,b	7,531,694
Encore Acquisition	82,800a,b	5,530,212
FMC Technologies	191,400a,b	13,752,090
Forest Oil	131,400a,b	8,770,950
Helmerich & Payne	288,200a	18,055,730
Oceaneering International	119,750b	8,545,360
PetroHawk Energy	344,900a,b	10,133,162
Plains Exploration & Production	224,500b	16,047,260
Range Resources	113,500	7,463,760
Southwestern Energy	389,500b	17,270,430
Superior Energy Services	288,500a,b	15,489,565
Ultra Petroleum	74,500b	6,479,265
		189,120,763
Financial--14.6%
AllianceBernstein Holding	104,400	6,713,964
Associated Banc-Corp	364,100	9,943,571
Assured Guaranty	316,500a	7,311,150
Bank of Hawaii	235,300a	12,729,730

Digital Realty Trust	305,300 a	12,914,190
FelCor Lodging Trust	339,401	5,043,499
Fidelity National Financial, Cl. A	941,800	16,104,780
First Industrial Realty Trust	240,100 a	7,522,333
General Growth Properties	243,900	10,136,484
Hudson City Bancorp	489,600	8,714,880
IntercontinentalExchange	64,900 b	8,969,180
Lazard, Cl. A	187,200	7,130,448
Liberty Property Trust	311,300	11,051,150
Macerich	112,900	8,075,737
Nationwide Health Properties	377,400 a	12,880,662
New York Community Bancorp	924,800	18,976,896
Old Republic International	857,860 a	12,910,793
Rayonier	326,186 a	15,480,788
Reinsurance Group of America	156,500 a	8,047,230
Synovus Financial	1,206,300 a	13,860,387
Taubman Centers	109,100 a	5,864,125
Validus Holdings	492,900	10,311,468
Waddell & Reed Financial, Cl. A	412,800 a	14,596,608
Zions Bancorporation	215,900 a	9,303,131
		254,593,184
Health Care--11.1%
Community Health Systems	374,900 a,b	13,507,647
Covance	155,650 a,b	12,760,187
Dentsply International	393,630	15,957,760
Edwards Lifesciences	180,200 a,b	10,399,342
Endo Pharmaceuticals Holdings	680,200 b	16,760,128
Health Net	441,600 b	13,689,600
Henry Schein	132,430 a,b	7,379,000
Hologic	924,908 a,b	22,225,539
Intuitive Surgical	69,900 a,b	20,521,941
Invitrogen	224,020 a,b	10,295,959
Pediatrix Medical Group	266,640 b	14,353,231
Perrigo	399,450 a	14,623,864
Pharmaceutical Product Development	242,800	10,734,188
Vertex Pharmaceuticals	203,900 b	5,837,657
WellCare Health Plans	88,200 b	4,866,876
		193,912,919
Industrial--16.2%
AGCO	250,860 a,b	15,159,470
Alliant Techsystems	112,700 a,b	12,234,712
AMETEK	178,550	9,159,615
BE Aerospace	254,400 a,b	8,891,280
Brink's	161,800	11,727,264
Chicago Bridge & Iron (NY Shares)	305,060	13,941,242
Con-way	148,400 a	7,243,404
Corrections Corp. of America	454,700 b	11,722,166
Dun & Bradstreet	125,900	11,534,958
Equifax	191,100 a	7,292,376
Flowserve	180,800	25,044,416
Goodrich	97,400	6,312,494
Joy Global	106,900	9,004,187
KBR	513,200	17,813,172
Lincoln Electric Holdings	63,160	5,209,437
Manitowoc	183,290	7,129,981
Quanta Services	232,000 a,b	7,433,280
Republic Services	463,580	15,265,689
Rockwell Collins	132,700	8,143,799
Roper Industries	250,900 a	16,318,536

SPX	158,900	21,114,632
Stericycle	278,600 b	16,242,380
Terex	126,000 b	8,990,100
Textron	173,400	10,846,170
		283,774,760
Information Technology--13.9%
Activision	418,200 b	14,114,250
Akamai Technologies	181,300 a,b	7,079,765
Alliance Data Systems	293,300 b	17,609,732
Amphenol, Cl. A	514,020	23,968,753
Atheros Communications	283,900 a,b	9,487,938
Avnet	217,800 b	6,429,456
Broadridge Financial Solutions	565,400	12,744,116
CommScope	294,400 a,b	16,147,840
Cypress Semiconductor	426,100 b	11,879,668
Equinix	60,100 a,b	5,738,949
FactSet Research Systems	65,620 a	4,246,270
FLIR Systems	238,900 b	9,417,438
Global Payments	300,500 a	14,189,610
Harris	353,400	23,246,652
Intersil, Cl. A	327,800 a	9,135,786
McAfee	471,600 b	17,095,500
NCR	283,800 b	7,509,348
Synopsys	486,300 b	12,814,005
Western Digital	332,900 b	12,493,737
Wright Express	218,200 a,b	6,978,036
		242,326,849
Materials--7.4%
Airgas	291,900	17,271,723
Albemarle	309,800	13,776,806
Celanese, Ser. A	260,100 a	12,666,870
CF Industries Holdings	147,700	20,220,130
Cleveland-Cliffs	174,200 a	18,587,140
Crown Holdings	313,100 b	9,032,935
FMC	169,000	12,502,620
Martin Marietta Materials	62,590 a	7,303,627
Steel Dynamics	504,760	18,221,836
		129,583,687
Telecommunication Services--1.5%
NII Holdings	204,200 a,b	10,250,840
SBA Communications, Cl. A	243,000 a,b	9,044,460
Telephone & Data Systems	141,900	6,764,373
		26,059,673
Utilities--7.8%
Allegheny Energy	159,500	8,732,625
Alliant Energy	294,800	11,066,792
DPL	368,300 a	10,467,086
Energen	223,730	16,768,564
Equitable Resources	302,800	21,265,644
ITC Holdings	152,800 a	8,338,296
MDU Resources Group	547,460	18,082,604
Pepco Holdings	153,900	4,161,456
Questar	182,400 a	11,713,728
Reliant Energy	299,000 b	7,642,440
Wisconsin Energy	355,100	17,059,004
		135,298,239
Total Common Stocks
(cost $1,444,657,453)		1,695,876,005

Other Investment--2.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $34,675,000)	34,675,000 [c]	34,675,000

Investment of Cash Collateral for
Securities Loaned--21.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $368,129,698)	368,129,698 [c]	368,129,698

Total Investments (cost $1,847,462,151)	120.2%	2,098,680,703
Liabilities, Less Cash and Receivables	(20.2%)	(353,103,754)
Net Assets	100.0%	1,745,576,949

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$348,176,820 and the total market value of the collateral held by the fund is $368,129,698.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,847,462,151.

Net unrealized appreciation on investments was $251,218,552 of which $287,691,019 related to appreciated investment securities and $36,472,467 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
May 31, 2008 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)

Consumer Discretionary--11.8%
Brinker International	138,200	3,030,726
Buckle	61,300	2,809,379
CEC Entertainment	98,600 a,b	3,563,404
Coldwater Creek	445,200 a,b	2,911,608
Dana Holding	272,100 b	2,884,260
Deckers Outdoor	16,900 a,b	2,310,568
DeVry	59,600 a	3,400,180
Dollar Tree	93,700 b	3,457,530
Fossil	165,900 a,b	5,260,689
Iconix Brand Group	233,500 a,b	3,385,750
Jack in the Box	152,600 a,b	3,749,382
JAKKS Pacific	109,300 a,b	2,579,480
JoS. A. Bank Clothiers	277,600 a,b	7,550,720
LKQ	298,700 a,b	6,619,192
MDC Holdings	61,600 a	2,502,808
Men's Wearhouse	59,100 a	1,225,143
Meritage Homes	149,400 a,b	2,584,620
Pacific Sunwear of California	230,700 a,b	2,191,650
Phillips-Van Heusen	62,800 a	2,853,004
Red Robin Gourmet Burgers	79,000 a,b	2,655,190
Rent-A-Center	152,100 a,b	3,191,058
Tupperware Brands	67,100 a	2,569,930
WMS Industries	146,300 a,b	5,418,952
		78,705,223
Consumer Staples--3.0%
Boston Beer, Cl. A	87,200 a,b	3,468,816
Chattem	87,700 a,b	5,455,817
Flowers Foods	87,200 a	2,452,936
Ralcorp Holdings	83,200 a,b	4,992,000
TreeHouse Foods	144,200 a,b	3,767,946
		20,137,515
Energy--9.6%
Atwood Oceanics	36,800 a,b	3,750,288
Cabot Oil & Gas	126,200	7,603,550
Foundation Coal Holdings	53,000	3,536,690
Helix Energy Solutions Group	88,500 a,b	3,418,755
ION Geophysical	118,900 a,b	1,948,771
Massey Energy	94,200 a	6,087,204
Oceaneering International	107,000 b	7,635,520
Patriot Coal	33,600 b	3,633,168
Penn Virginia	58,900 a	3,711,878
Petroleum Development	21,500 b	1,485,650
St. Mary Land & Exploration	74,990 a	3,821,490
Stone Energy	46,800 b	3,162,744
Tetra Technologies	82,900 a,b	1,784,008
Unit	58,530 b	4,488,666
W-H Energy Services	38,000 a,b	3,250,140
Willbros Group	116,900 b	4,849,012
		64,167,534
Financial--15.8%
AmTrust Financial Services	181,800 a	2,719,728

Aspen Insurance Holdings	203,100	5,191,236
Assured Guaranty	119,000	2,748,900
Bank of Hawaii	65,100 a	3,521,910
BioMed Realty Trust	183,200 a	4,814,496
Community Bank System	70,400 a	1,698,752
Digital Realty Trust	78,300 a	3,312,090
Entertainment Properties Trust	32,000 a	1,761,600
Essex Property Trust	27,400 a	3,273,478
Extra Space Storage	308,300 a	5,133,195
FelCor Lodging Trust	282,020 a	4,190,817
First BanCorp/Puerto Rico	208,300	2,095,498
First Midwest Bancorp	81,940 a	2,138,634
First Niagara Financial Group	220,400	3,123,068
Investment Technology Group	81,300 a,b	3,422,730
Kilroy Realty	38,800 a	2,115,376
Lexington Realty Trust	73,800 a	1,150,542
Mid-America Apartment Communities	54,300 a	3,039,714
National Penn Bancshares	95,100 a	1,628,112
National Retail Properties	243,800 a	5,536,698
Old National Bancorp	127,300 a	2,225,204
Philadelphia Consolidated Holding	60,500 b	2,253,625
PrivateBancorp	139,000 a	5,265,320
Prosperity Bancshares	72,700	2,322,038
Senior Housing Properties Trust	83,400 a	1,852,314
Signature Bank	147,840 a,b	4,219,354
StanCorp Financial Group	68,850 a	3,786,062
Susquehanna Bancshares	169,900 a	3,270,575
Texas Capital Bancshares	222,600 a,b	4,033,512
Trustco Bank	317,300 a	2,779,548
UMB Financial	42,500 a	2,217,225
Waddell & Reed Financial, Cl. A	94,300 a	3,334,448
Washington Federal	134,300 a	3,006,977
Whitney Holding	68,100 a	1,547,232
		104,730,008
Health Care--10.9%
Alpharma, Cl. A	137,100 a,b	3,453,549
Amedisys	28,000 a,b	1,422,680
American Medical Systems Holdings	78,700 a,b	1,189,157
AMERIGROUP	182,200 b	5,030,542
AmSurg	175,100 a,b	4,776,728
ArthroCare	33,700 a,b	1,486,507
Cubist Pharmaceuticals	71,800 a,b	1,368,508
Dionex	19,200 a,b	1,400,064
Endo Pharmaceuticals Holdings	175,200 a,b	4,316,928
Haemonetics	27,100 a,b	1,527,356
Health Management Associates, Cl.
A	427,200 a,b	3,315,072
Healthways	40,000 a,b	1,292,000
IDEXX Laboratories	65,880 a,b	3,326,940
Immucor	76,000 a,b	2,039,080
Insulet	172,900 a	2,818,270
Inventiv Health	139,100 a,b	4,548,570
Meridian Bioscience	54,900 a	1,610,217
Merit Medical Systems	216,400 a,b	3,445,088
Owens & Minor	162,600 a	7,720,248
Pediatrix Medical Group	165,400 b	8,903,482
Regeneron Pharmaceuticals	67,900 a,b	1,351,210
Savient Pharmaceuticals	62,600 a,b	1,667,664

Sunrise Senior Living	51,500 a,b	1,363,720
West Pharmaceutical Services	72,900 a	3,457,647
		72,831,227
Index--.7%
iShares Nasdaq Biotechnology Index
Fund	61,100 a	4,857,450
Industrial--15.6%
Acuity Brands	98,900 a	5,266,425
Barnes Group	107,000 a	3,417,580
Brady, Cl. A	66,700 a	2,581,957
Chicago Bridge & Iron (NY Shares)	108,900	4,976,730
Con-way	55,200 a	2,694,312
Corrections Corp. of America	123,700 b	3,188,986
Curtiss-Wright	136,600 a	7,036,266
EMCOR Group	169,200 b	4,966,020
EnerSys	183,700 a,b	5,733,277
EnPro Industries	108,000 a,b	4,330,800
Kaydon	98,200 a	6,001,002
Kirby	132,800 b	7,391,648
Landstar System	66,020 a	3,678,634
Lennox International	163,500	5,267,970
Lindsay	31,000	3,255,000
Old Dominion Freight Line	134,400 a,b	4,056,192
Orbital Sciences	70,500 b	1,830,180
Robbins & Myers	130,000	5,263,700
Shaw Group	117,290 a,b	7,154,690
Teledyne Technologies	37,230 a,b	2,072,966
Toro	53,600 a	2,094,688
Waste Connections	180,900 a,b	5,938,947
Watson Wyatt Worldwide, Cl. A	104,300 a	6,108,851
		104,306,821
Information Technology--17.9%
Advanced Energy Industries	332,100 b	5,260,464
Anixter International	37,360 a,b	2,428,774
ANSYS	166,060 a,b	7,854,638
Atheros Communications	79,840 a,b	2,668,253
Blackbaud	175,100 a	4,142,866
Brightpoint	329,460 a,b	3,245,181
Checkpoint Systems	164,900 a,b	4,282,453
Comtech Telecommunications	94,500 a,b	4,375,350
Concur Technologies	53,100 a,b	1,947,177
Equinix	37,800 a,b	3,609,522
FactSet Research Systems	41,050 a	2,656,345
FARO Technologies	107,100 b	3,070,557
FLIR Systems	144,000 a,b	5,676,480
Harmonic	306,500 a,b	2,948,530
Informatica	358,200 a,b	6,447,600
Itron	88,100 a,b	8,596,798
ManTech International, Cl. A	92,900 b	4,684,947
Micros Systems	180,700 a,b	5,957,679
Microsemi	218,900 a,b	5,997,860
MKS Instruments	200,900 a,b	4,733,204
Moog, Cl. A	92,000 a,b	4,171,280
Nuance Communications	165,500 a,b	3,263,660
Plexus	116,400 b	3,285,972
Synaptics	73,000 a,b	3,122,210
THQ	188,400 a,b	4,041,180
Trimble Navigation	175,400 a,b	6,987,936

Varian Semiconductor Equipment
Associates	89,405 a,b	3,400,072
		118,856,988
Materials--3.0%
Century Aluminum	32,000 a,b	2,336,000
H.B. Fuller	66,700 a	1,658,829
OM Group	40,000 a,b	1,739,200
PolyOne	410,900 b	3,180,366
Rock-Tenn, Cl. A	131,700 a	4,700,373
Smurfit-Stone Container	507,200 a,b	3,413,456
Texas Industries	41,800 a	3,047,220
		20,075,444
Telecommunication Services--2.2%
Alaska Communications Systems
Group	455,420 a	5,893,135
SBA Communications, Cl. A	144,800 b	5,389,456
Syniverse Holdings	169,900 b	3,663,044
		14,945,635
Utilities--5.2%
Atmos Energy	102,100	2,796,519
Cleco	228,800 a	5,715,424
El Paso Electric	196,600 b	4,248,526
IDACORP	159,700 a	4,896,402
ITC Holdings	113,960 a	6,218,797
New Jersey Resources	135,150 a	4,501,847
UGI	242,900	6,553,442
		34,930,957
Total Common Stocks
(cost $584,758,938)		638,544,802

Other Investment--4.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $28,690,000)	28,690,000 [c]	28,690,000

Investment of Cash Collateral for
Securities Loaned--36.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $240,106,174)	240,106,174 [c]	240,106,174

Total Investments (cost $853,555,112)	136.0%	907,340,976
Liabilities, Less Cash and Receivables	(36.0%)	(240,365,193)
Net Assets	100.0%	666,975,783

a	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
	$232,338,735 and the total market value of the collateral held by the fund is $240,106,174.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $853,555,112.

Net unrealized appreciation on investments was $53,785,864 of which $85,453,357 related to appreciated investment securities and $31,667,493 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
May 31, 2008 (Unaudited)

Common Stocks--130.6%	Shares	Value ($)

Consumer Discretionary--15.1%
Autoliv	28,570 a	1,561,922
Central European Media
Enterprises, Cl. A	10,590 a,b	1,126,564
Darden Restaurants	53,365 a	1,827,751
Discovery Holding, Cl. A	34,480 a,b	903,031
Estee Lauder, Cl. A	17,930	853,468
Family Dollar Stores	90,970 a	1,946,758
Gap	93,440 a	1,705,280
Home Depot	32,190 a	880,718
McDonald's	35,140 a	2,084,505
Newell Rubbermaid	84,460 a	1,695,957
News, Cl. A	44,430 a	797,518
News, Cl. B	39,130 a	727,818
Omnicom Group	69,310 a	3,396,883
Phillips-Van Heusen	17,960 a	815,923
Ross Stores	70,590 a	2,585,006
TJX Cos.	61,580 a	1,974,255
Walt Disney	38,070 a	1,279,152
		26,162,509
Consumer Staples--13.6%
Cadbury, ADR	16,918	908,327
Coca-Cola Enterprises	61,140 a	1,231,360
ConAgra Foods	91,340 a	2,153,797
CVS Caremark	95,100 a	4,069,329
Dr. Pepper Snapple Group	47,739 b	1,202,063
Kroger	43,790 a	1,210,356
Molson Coors Brewing, Cl. B	36,190	2,099,020
Philip Morris International	58,730 b	3,092,722
Pilgrim's Pride	19,770	514,020
SUPERVALU	64,500 a	2,262,015
SYSCO	63,610 a	1,963,005
Wal-Mart Stores	50,700 a	2,927,418
		23,633,432
Energy--17.4%
Anadarko Petroleum	14,270 a	1,069,822
Chesapeake Energy	20,300 a	1,111,831
Chevron	51,130 a	5,069,540
ConocoPhillips	88,360 a	8,226,316
ENSCO International	20,560 a	1,476,825
Marathon Oil	32,870 a	1,689,189
Nabors Industries	35,020 a,b	1,472,241
National Oilwell Varco	19,550 a,b	1,628,906
Unit	22,260 a,b	1,707,119
Valero Energy	20,580 a	1,046,287
Williams	35,770	1,360,691
XTO Energy	66,267 a	4,215,907
		30,074,674
Exchange Traded Funds--4.2%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	51,490	7,226,622
Financial--16.1%

American International Group	46,800 a	1,684,800
Bank of America	86,420 a	2,939,144
Chubb	47,230 a	2,539,085
Citigroup	82,860 a	1,813,805
Discover Financial Services	49,550 a	849,782
Goldman Sachs Group	17,330 a	3,057,185
JPMorgan Chase & Co.	92,630 a	3,983,090
MetLife	48,790 a	2,928,864
Morgan Stanley	47,260 a	2,090,310
PNC Financial Services Group	21,960	1,410,930
U.S. Bancorp	52,210	1,732,850
Wachovia	29,370	699,006
Wells Fargo & Co.	79,340 a	2,187,404
		27,916,255
Health Care--16.2%
Baxter International	54,010 a	3,300,011
Becton, Dickinson & Co.	24,360 a	2,057,202
Covidien	43,490 a	2,178,414
Elan, ADR	32,910 a,b	824,066
Gilead Sciences	33,430 a,b	1,849,348
Hospira	71,420 a,b	2,995,355
Humana	36,840 a,b	1,880,682
Johnson & Johnson	27,650 a	1,845,361
Merck & Co.	54,860 a	2,137,346
Pfizer	97,130 a	1,880,437
Psychiatric Solutions	14,100 b	514,227
Schering-Plough	60,240 a	1,228,896
St. Jude Medical	24,190 b	985,742
Thermo Fisher Scientific	73,030 a,b	4,310,231
		27,987,318
Industrials--16.5%
Allied Waste Industries	80,940 a,b	1,090,262
Dover	26,290 a	1,421,763
Eaton	38,140 a	3,687,375
Emerson Electric	59,210 a	3,444,838
General Electric	104,270 a	3,203,174
Goodrich	37,050 a	2,401,210
L-3 Communications Holdings	12,600 a	1,353,114
Lockheed Martin	25,780 a	2,821,363
Raytheon	29,590 a	1,889,617
Terex	30,740 a,b	2,193,299
Textron	36,620 a	2,290,581
Tyco International	58,570 a	2,646,778
US Airways Group	42,590 a,b	168,656
		28,612,030
Information Technology--21.4%
Accenture, Cl. A	23,740 a	969,067
Adobe Systems	48,220 a,b	2,124,573
Akamai Technologies	68,970 a,b	2,693,278
Alliance Data Systems	24,870 a,b	1,493,195
Amphenol, Cl. A	40,240 a	1,876,391
Apple	28,300 a,b	5,341,625
Arrow Electronics	22,790 b	698,741
BMC Software	15,410 b	617,941
Cisco Systems	90,300 a,b	2,412,816
Global Payments	43,930 a	2,074,375
Intel	131,890 a	3,057,210
Laboratory Corp. of America

Holdings	18,890 a,b	1,393,893
McAfee	34,910 a,b	1,265,488
Microsoft	137,330 a	3,889,186
Oracle	87,520 a,b	1,998,957
QUALCOMM	46,730 a	2,268,274
Research In Motion	20,000 b	2,777,400
		36,952,410
Materials--3.1%
Air Products & Chemicals	16,885 a	1,720,919
Allegheny Technologies	17,090 a	1,281,750
Freeport-McMoRan Copper & Gold	19,830 a	2,294,529
		5,297,198
Telecommunication Services--3.9%
AT & T	103,320 a	4,122,468
Metropcs Communications	32,220 b	684,353
Verizon Communications	51,770 a	1,991,592
		6,798,413
Utilities--3.1%
PG & E	45,550 a	1,803,325
Sempra Energy	62,470 a	3,611,391
		5,414,716

Total Investments (cost $218,696,443)	130.6%	226,075,577
Liabilities, Less Cash and Receivables	(30.6%)	(52,942,004)
Net Assets	100.0%	173,133,573

ADR - American Depository Receipts

a	Partially held by the custodian in a segregated account as collateral for open short positions.
b	Non-income producing security.

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2008 (Unaudited)

Common Stocks--32.1%	Shares	Value ($)

Consumer Discretionary-- 6.3%
Comcast, Cl. A	30,390	683,775
Harley-Davidson	34,000	1,413,380
Lamar Advertising, Cl. A	23,450	981,383
Liberty Media-Interactive, Cl. A	50,630 a	860,204
Mohawk Industries	10,850 a	814,618
Nordstrom	36,250	1,268,025
PetSmart	69,280	1,623,923
Sally Beauty Holdings	106,410 a	802,331
Sears Holdings	10,370 a	878,546
Tim Hortons	50,310	1,669,789
		10,995,974
Consumer Staples--5.0%
Brown-Forman, Cl. B	24,390	1,833,640
Bunge	7,410	884,532
Constellation Brands, Cl. A	42,240 a	900,557
Flowers Foods	79,570	2,238,304
Hain Celestial Group	48,090 a	1,383,549
Hormel Foods	37,880	1,431,485
		8,672,067
Energy--3.7%
Baker Hughes	24,650	2,184,483
EOG Resources	6,930	891,406
FMC Technologies	17,500 a	1,257,375
Quicksilver Resources	28,980 a	1,055,741
Schlumberger	9,920	1,003,210
		6,392,215
Health Care--6.0%
Allergan	12,630	727,741
C.R. Bard	15,580	1,420,896
Edwards Lifesciences	10,130 a	584,602
GlaxoSmithKline, ADR	35,930	1,599,963
IDEXX Laboratories	47,960 a	2,421,980
Lincare Holdings	26,280 a	684,857
Millipore	7,270 a	528,166
Resmed	24,780 a	976,084
Stryker	22,460	1,449,793
		10,394,082
Industrials-5.2%
Alaska Air Group	21,790 a	425,559
Alexander & Baldwin	13,390	689,183
Caterpillar	13,650	1,128,036
Deere & Co.	27,280	2,218,955
Donaldson	17,180	884,426
Fastenal	17,630	871,627
Joy Global	12,730	1,072,248
SkyWest	34,750	537,235
United Parcel Service, Cl. B	16,050	1,139,871
		8,967,140

Information Technology--5.7%
Ciena	20,830 a	636,565
Citrix Systems	23,870 a	817,070
Corning	27,770	759,232

Hewlett-Packard	17,880	841,433
JDS Uniphase	43,660 a	540,074
Juniper Networks	18,780 a	516,826
Molex	48,110	1,339,382
Paychex	23,150	799,833
Riverbed Technology	35,640 a	639,738
SAP, ADR	16,550	903,630
Seagate Technology	41,560	890,215
Telefonaktiebolaget LM Ericsson, ADR	18,420	498,077
VeriSign	16,360 a	655,054
		9,837,129
Materials--.2%
Weyerhaeuser	6,330	394,549

Total Securities Sold Short (cost $54,233,619)	32.1%	55,653,156

ADR-American Depository Receipts
a Non-income producing security.

See notes to financial statements.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $164,462,824. Net unrealized appreciation on investments was $5,959,597 of which $15,536,205 related to appreciated investment securities and $9,576,608 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2008 (Unaudited)

Common Stocks--95.0%	Shares	Value ($)

Australia--4.0%
Amcor	2,415,227	14,058,660
ASX	88,450	2,906,514
Bendigo and Adelaid Bank	391,130	5,278,670
BHP Billiton	419,470	17,440,496
Computershare	452,783	4,128,641
Dexus Property Group	1,686,746	2,547,273
Goodman Fielder	4,177,620	6,987,723
Insurance Australia Group	2,866,214	11,012,942
National Australia Bank	440,899	13,194,437
Sonic Healthcare	148,360	2,041,964
Suncorp-Metway	538,298	7,424,339
Telstra	1,037,560	4,710,592
Westpac Banking	88,900	1,975,574
Zinifex	546,290	4,960,387
		98,668,212
Austria--.3%
OMV	51,280	4,221,876
Voestalpine	46,821	3,902,114
		8,123,990
Belgium--2.1%
AGFA-Gevaert	3,552	27,271
Colruyt	19,860	5,030,965
Delhaize Group	218,250	16,413,400
Fortis (Strip)	312,558 a	4,863
Fortis Group	847,826	20,721,470
InBev	45,900	3,541,865
KBC Groep	43,000	5,305,594
		51,045,428
Denmark--.3%
Carlsberg (Rights)	48,631 a	973,736
Carlsberg, Cl. B	27,535	2,888,749
Danske Bank	75,100	2,576,692
Jyske Bank	14,900 a	996,027
		7,435,204
Finland--1.3%
M-real, Cl. B	28,940	81,942
Nokia	454,674	13,107,298
UPM-Kymmene	921,451	17,919,253
		31,108,493
France--9.4%
AXA	157,230	5,555,078
BNP Paribas	174,969	18,058,190
Bouygues	44,750	3,654,326
Cap Gemini	91,144	6,182,330
Carrefour	1,790	125,510
CNP Assurances	17,530	2,156,410
Compagnie Generale des Etablissements Michelin, Cl. B	870	77,826
Credit Agricole	674,621	17,852,614
France Telecom	595,863	18,081,315
Lafarge	20,390	3,687,634
Lagardere	122,717	8,858,503

Peugeot	3,990	248,296
PPR	67,690	8,845,888
Rhodia	6,651	152,725
Sanofi-Aventis	529,625	39,475,923
Scor	182,720	4,619,310
Suez	125,816	9,375,815
Thomson	239,155	1,521,740
Total	668,872	58,366,829
Total, ADR	12,872	1,123,211
Ubisoft Entertainment	28,752 a	2,786,723
Unibail-Rodamco	14,186	3,692,050
Valeo	1,412	56,302
Vinci	61,200	4,611,089
Vivendi	230,857	9,702,545
		228,868,182
Germany--9.5%
Adidas	3,430	241,836
Allianz	75,811	14,352,408
BASF	47,843	7,172,952
Bayer	49,000	4,345,188
Bayerische Motoren Werke	424,760	25,157,306
Daimler	237,322	18,061,844
Deutsche Bank	36,280	3,879,281
Deutsche Post	590,278	18,779,653
Deutsche Telekom	837,690	14,022,752
E.ON	91,852	19,542,735
Hannover Rueckversicherung	1,422	78,403
Heidelberger Druckmaschinen	250,712	6,267,995
Linde	30,798	4,627,989
MAN	31,400	4,897,732
Merck	18,134	2,549,221
MTU Aero Engines Holding	257,280	11,119,261
Muenchener Rueckversicherungs	129,647	24,304,526
RWE	218,262	28,213,992
Salzgitter	13,904	2,732,000
Siemens	161,225	18,290,126
ThyssenKrupp	51,900	3,506,669
		232,143,869
Greece--1.1%
Alpha Bank	147,590	5,065,241
Coca-Cola Hellenic Bottling	110,100	5,005,013
National Bank of Greece	108,618	6,167,806
Public Power	282,824	10,771,230
		27,009,290
Hong Kong--2.6%
BOC Hong Kong Holdings	8,186,600	20,917,849
Esprit Holdings	365,000	4,265,560
Hang Seng Bank	195,100	3,952,551
Hutchison Whampoa	1,498,700	16,198,996
Hysan Development	704,000	2,007,202
Johnson Electric Holdings	10,799,500	5,410,890
Wharf Holdings	821,500	4,105,447
Yue Yuen Industrial Holdings	2,463,500	7,071,131
		63,929,626
Ireland--.6%
Allied Irish Banks	233,700	4,694,869
Anglo Irish Bank	279,400	3,651,265

Bank of Ireland	240,354	2,983,952
Kerry Group, Cl. A	115,071	3,365,591
		14,695,677
Italy--4.9%
Banca Popolare di Milano Scarl	135,900	1,502,177
Banco Popolare	625,030	12,611,841
Buzzi Unicem	80,368	2,359,352
Enel	639,650	7,199,769
ENI	498,494	20,365,370
Fondiaria-SAI	78,500	2,966,435
Mediaset	1,828,588	14,892,589
Prysmian	151,762	4,023,188
Saras	1,086,520	6,659,960
Telecom Italia	9,243,189	20,362,108
UniCredit	2,318,120	16,210,755
Unipol Gruppo Finanziario	3,947,623	10,508,079
		119,661,623
Japan--22.1%
Aeon	1,445,000	20,766,221
Aisin Seiki	119,300	4,175,839
Bank of Kyoto	308,200	3,718,748
Canon	310,651	16,767,257
Central Japan Railway	1,655	16,170,082
Chiba Bank	978,000	7,328,970
Chiyoda	1,618,500	17,195,219
Chuo Mitsui Trust Holdings	1,855,700	13,202,191
Dentsu	1,996	4,884,917
Gunma Bank	399,000	2,865,139
Hitachi Chemical	116,900	2,616,999
Hokuhoku Financial Group	699,100	2,155,260
Hosiden	127,500	2,739,400
INPEX Holdings	175	2,207,835
JS Group	510,200	8,706,600
KDDI	992	6,878,695
KK DaVinci Advisors	2,906 a	2,152,899
Kobe Steel	686,000	2,258,035
Konami	57,700	2,107,238
Kubota	2,102,500	17,052,149
Marubeni	740,000	6,598,368
Mitsubishi Gas Chemical	314,000	2,356,042
Mitsubishi Rayon	2,525,000	9,125,640
Mitsubishi UFJ Financial Group	2,768,000	28,304,914
Mitsubishi UFJ Lease & Finance	48,220	2,250,450
Mitsui & Co.	329,000	8,067,397
Mitsui OSK Lines	384,000	5,795,333
Mitsumi Electric	89,100	2,586,283
NGK Spark Plug	674,100	8,389,482
Nikon	216,000	6,884,462
Nintendo	18,900	10,398,406
Nippon Paper Group	2,679	7,649,203
Nippon Yusen	578,800	5,885,729
Nissan Motor	1,048,900	9,322,892
Nomura Holdings	1,410,400	23,961,548
Promise	37,450	1,197,178
Resona Holdings	1,315	2,295,200
Ricoh	316,800	5,832,943
Rohm	159,600	10,461,355

Sekisui Chemical	808,700	5,929,853
Sekisui House	1,523,800	16,116,837
Seven & I Holdings	79,500	2,322,709
SFCG	2,230	254,053
Shimamura	138,900	11,080,905
Shin-Etsu Chemical	217,600	13,705,786
Shizuoka Bank	191,600	2,153,728
Sony	140,900	7,057,029
Sumitomo	808,200	11,936,705
Sumitomo Electric Industries	431,600	5,572,070
Sumitomo Metal Mining	142,900	2,397,933
Sumitomo Mitsui Financial Group	3,211	27,626,418
Taiheiyo Cement	1,259,000	2,973,734
Takata	274,800	6,803,529
Takeda Pharmaceutical	456,100	26,434,936
Teijin	1,013,800	3,817,858
Terumo	51,100	2,544,821
THK	351,700	7,256,190
Tokyo Electron	141,900	9,704,980
Tokyo Gas	4,868,400	18,518,577
Toppan Printing	472,000	5,435,477
Toyota Motor	640,000	32,601,024
Yamada Denki	21,870	1,699,064
		537,256,734
Netherlands--3.5%
Aalberts Industries	59,800	1,311,771
Aegon	903,367	13,795,467
Akzo Nobel	2,860	242,093
European Aeronautic Defence and Space	177,187	4,140,373
ING Groep	300,000	11,453,374
Koninklijke BAM Groep	176,625	4,118,997
Koninklijke DSM	47,308	2,900,539
Koninklijke Philips Electronics	206,770	7,939,083
Koninklijke Philips Electronics (NY Shares)	4,620	177,547
Royal Dutch Shell, Cl. A	704,204	30,067,642
KONINKLIJKE KPN	285,385	5,194,630
TNT	8,780	352,276
Wolters Kluwer	95,263	2,685,469
		84,379,261
Norway--.3%
DNB NOR	227,100	3,266,153
StatoilHydro	130,200	5,051,258
		8,317,411
Singapore--1.0%
DBS Group Holdings	1,782,844	25,533,736
Spain--2.2%
Banco Bilbao Vizcaya Argentaria	11,040	246,123
Banco Santander	670,392	13,965,196
Corporacion Financiera Alba	5,400	380,566
Mapfre	421,300	2,280,911
Repsol	527,670	21,836,432
Telefonica	468,300	13,441,823
Union Fenosa	33,240	2,162,632
		54,313,683
Sweden--1.6%
Alfa Laval	48,200	3,377,735
NCC, Cl. B	203,500	3,857,699

Nordea Bank	229,600	3,730,689
Sandvik	537,300	9,222,881
Svenska Cellulosa, Cl. B	229,850	3,686,870
Telefonaktiebolaget LM Ericsson, Cl. B	5,609,900	15,257,657
		39,133,531
Switzerland--7.5%
Baloise Holding	38,780	4,412,864
Ciba Holding	601,404	19,815,028
Clariant	762,126 a	8,496,910
Holcim	36,654	3,428,894
Lonza Group	15,545	2,153,704
Nestle	96,328	47,366,851
Novartis	1,038,339	54,544,553
Roche Holding	47,630	8,212,148
Swatch Group-BR	19,518	5,463,542
Swiss Reinsurance	183,321	14,238,268
UBS	472,791	11,385,996
UBS (Rights)	472,791 a	630,539
Zurich Financial Services	14,430	4,233,123
		184,382,420
United Kingdom--19.7%
Amlin	727,780	4,180,821
Anglo American	257,951	17,470,276
AstraZeneca	133,360	5,825,023
Aviva	297,410	3,714,532
Barclays	399,340	2,977,537
BP	5,515,031	66,422,464
British American Tobacco	257,286	9,622,360
Centrica	2,694,590	15,679,565
Charter	171,450	3,080,408
Cookson Group	296,952	4,294,104
Dairy Crest Group	286,990	2,306,762
Dana Petroleum	59,949 a	2,173,184
De La Rue	178,078	3,354,704
Debenhams	4,604,490	5,928,684
Friends Provident	2,654,638	6,400,011
GlaxoSmithKline	1,459,344	32,189,286
Greene King	286,000	3,064,651
HBOS	1,313,781	10,409,897
HSBC Holdings	2,048,202	34,588,412
Imperial Tobacco Group	128,080	5,137,712
Kingfisher	5,240,176	14,241,752
Land Securities Group	112,550	3,148,065
National Grid	332,390	4,911,908
Old Mutual	6,113,902	14,169,932
Prudential	159,134	2,096,274
Punch Taverns	888,727	9,774,821
Reed Elsevier	10,107	127,334
Rentokil Initial	44,990	88,907
Rexam	18,512	162,542
Royal Bank of Scotland Group	2,267,991	10,582,625
Royal Bank of Scotland Group (Rights)	1,385,995 a	823,657
Royal Dutch Shell, Cl. A	44,911	1,912,734
Royal Dutch Shell, Cl. B	296,300	12,355,127
RSA Insurance Group	1,108,557	3,010,641
SABMiller	12,990	336,033
Schroders	55,490	1,154,164

Scottish & Southern Energy	126,300	3,682,770
Shire	123,272	2,102,476
Smiths Group	5,131	102,250
SSL International	280,600	2,679,157
Stagecoach Group	702,350	3,278,009
Standard Chartered	135,170	5,023,155
Tesco	1,662,522	13,637,541
Thomas Cook Group	982,760	4,851,874
Trinity Mirror	998,420	4,499,436
Tullet Prebon	225,380	2,068,208
Unilever	1,224,534	40,533,186
Vedanta Resources	60,195	2,985,783
Vodafone Group	13,372,446	42,979,267
WM Morrison Supermarkets	570,894	3,307,842
WPP Group	1,802,750	21,837,123
Xstrata	87,570	6,919,629
		478,204,615
United States--1.0%
iShares MSCI EAFE Index Fund	328,400	25,191,564
Total Common Stocks
(cost $2,374,872,065)		2,319,402,549

Preferred Stocks--1.3%

Germany
Fresenius	57,740	5,079,805
Henkel & Co.	578,040	27,634,913
Total Preferred Stocks
(cost $31,846,823)		32,714,718

Other Investment--1.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,400,000)	36,400,000 [b]	36,400,000

Total Investments (cost $2,443,118,888)	97.8%	2,388,517,267
Cash and Receivables (Net)	2.2%	54,435,640
Net Assets	100.0%	2,442,952,907

ADR - American Depository Receipts
a Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,443,118,888.

Net unrealized depreciation on investments was $54,601,621 of which $169,990,262 related to appreciated investment securities and $224,591,883 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2008 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)

Brazil--10.6%
Amil Participacoes	99,600	811,374
Aracruz Celulose, ADR	46,300	4,201,262
Banco do Brasil	86,100	1,722,529
Banco Itau Holding Financeira, ADR	212,670	6,531,096
Banco Nossa Caixa	111,100	2,725,417
Braskem, ADR	40,000	650,800
Centrais Eletricas Brasileiras	333,203	6,041,289
Cia de Saneamento Basico do Estado de Sao Paulo	112,608	3,181,271
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	12,400	698,740
Cia Energetica de Minas Gerais, ADR	206,943	4,892,133
Companhia de Saneamento de Minas Gerais	199,400	3,665,576
Empresa Brasileira de Aeronautica, ADR	90,040	3,378,301
Grendene	678,400	7,415,894
Perdigao	25,500	833,904
Petroleo Brasileiro, ADR	57,900	4,081,950
Petroleo Brasileiro, ADR	961,740	58,127,566
Tam, ADR	250,795	5,407,140
Tele Norte Leste Participacoes, ADR	556,138	14,392,851
Unibanco - Uniao de Bancos Brasileiros (Units)	78,300	1,220,354
Unibanco - Uniao de Bancos Brasileiros, GDR	75,970	11,917,414
Votorantim Celulose e Papel, ADR	103,100	3,470,346
		145,367,207
Chile--.7%
Cia Cervecerias Unidas	670,340	4,827,508
CorpBanca	778,297,168	4,764,225
		9,591,733
China--7.8%
Anhui Expressway, Cl. H	2,908,000	2,161,278
Bank of China, Cl. H	25,806,000	13,161,096
Bosideng International Holdings	23,064,000	4,137,624
China COSCO Holdings, Cl. H	215,000	625,392
China Petroleum & Chemical, ADR	18,100	1,825,747
China Shipping Development, Cl. H	628,000	2,132,523
China Telecom, Cl. H	12,111,000	8,799,366
CNPC Hong Kong	1,846,000	969,848
Dongfang Electrical Machinery, Cl. H	812,000	2,809,365
Dongfeng Motor Group, Cl. H	1,858,000	928,536
Huaneng Power International, Cl. H	10,896,200	9,243,179
Industrial & Commercial Bank of China, Cl. H	6,601,000	4,931,359
PetroChina, ADR	47,610	6,786,806
PetroChina, Cl. H	15,724,000	22,607,066
Shanda Interactive Entertainment, ADR	44,170a	1,434,200
Sinopec Shanghai Petrochemical, Cl. H	11,220,000	4,629,531
Sinotrans, Cl. H	11,842,600	3,171,624
TPV Technology	10,060,000	6,187,675
Weichai Power, Cl. H	195,000	975,762
Weiqiao Textile, Cl. H	9,379,400	9,927,580
		107,445,557
Czech Republic--.4%
CEZ	8,910	732,392
Komercni Banka	18,580	4,825,344
		5,557,736
Egypt--.1%
Telecom Egypt	241,791	800,770
Hong Kong--5.0%
Brilliance China Automotive Holdings	27,353,000a	4,241,101
China Mobile	760,900	11,183,540
China Mobile, ADR	5,170	381,494
China Netcom Group	1,859,000	6,443,695
China Power International Development	27,343,400	9,250,064
CNOOC	2,019,000	3,518,548
Cosco Pacific	5,298,000	10,034,014
Denway Motors	10,210,700	4,775,696

Global Bio-Chem Technology Group	14,460,800	6,170,564
Hopson Development Holdings	2,354,000	5,019,357
NWS Holdings	866,302	2,780,772
Texwinca Holdings	6,953,600	5,613,562
		69,412,407
Hungary--.5%
Magyar Telekom Telecommunications	1,348,200	6,644,769
India--6.5%
Andhra Bank	1,512,250	2,698,220
Bharat Petroleum	1,026,887	8,644,049
Hindalco Industries	390,370	1,763,652
Hindalco Industries, GDR	1,524,430b	6,875,179
Hindustan Petroleum	1,401,303	8,073,489
ICICI Bank, ADR	91,080	3,436,449
India Cements	1,270,934	4,789,764
Jet Airways India	172,025	2,178,727
Mahanagar Telephone Nigam	1,329,878	2,924,134
Mahanagar Telephone Nigam, ADR	257,840	1,044,252
Mahindra & Mahindra	371,399	5,182,097
Oil & Natural Gas	607,683	12,371,226
Rolta India	120,520	848,904
Satyam Computer Services	388,380	4,730,554
Sesa Goa	9,776	949,261
State Bank of India, GDR	147,830b	10,584,628
Steel Authority of India	164,587	618,922
Sterlite Industries (India)	143,460a	3,087,283
Sterlite Industries (India), ADR	49,200a	1,089,288
Tata Consultancy Services	253,600	6,054,014
Tata Motors	71,890	976,878
Tata Steel	34,920	737,442
		89,658,412
Indonesia--1.4%
Bank Pan Indonesia	14,436,500a	960,884
Gudang Garam	6,540,700	5,196,047
Kalbe Farma	42,028,000	3,970,439
Telekomunikasi Indonesia	11,121,900	9,671,217
		19,798,587
Israel--1.8%
Bank Hapoalim	335,292	1,697,022
Bank Leumi Le-Israel	203,200	1,107,331
Cellcom Israel	31,800	1,123,176
Check Point Software Technologies	46,670a	1,158,816
Israel Discount Bank, Cl. A	3,129,016a	7,928,201
Teva Pharmaceutical Industries, ADR	264,760	12,107,475
		25,122,021
Malaysia--3.6%
AMMB Holdings	2,871,762	3,527,658
Gamuda	6,463,700	4,887,674
Hong Leong Bank	1,009,500	1,978,495
Malayan Banking	7,293,550	16,883,218
Resorts World	5,846,200	5,882,288
RHB Capital	656,600	1,023,404
Sime Darby	2,378,100	6,972,824
Tenaga Nasional	3,995,800	8,694,565
		49,850,126
Mexico--4.8%
Alfa, Cl. A	345,200	2,533,882
America Movil, ADR, Ser. L	12,640	755,493
Cemex (Units)	2,155,725a	6,143,577
Cemex, ADR	62,070a	1,765,271
Consorcio ARA	3,229,300	3,614,293
Controladora Comercial Mexicana (Units)	2,011,100	6,253,689
Embotelladoras Arca	1,509,000	5,746,650
Fomento Economico Mexicano, ADR	30,720	1,445,376
Gruma, Cl. B	2,037,066	6,121,245
Grupo Aeroportuario del Sureste, Cl. B	225,500	1,153,099
Grupo Continental	3,925,523	10,521,620
Grupo Financiero Banorte, Cl. O	163,000	791,331
Grupo Modelo, Ser. C	1,500,800	8,000,136

Kimberly-Clark de Mexico, Cl. A	790,500	3,715,152
Telefonos de Mexico, ADR, Ser. L	193,990	7,996,268
		66,557,082
Philippines--.8%
ABS-CBN Holdings	1,568,300	895,864
Bank of the Philippine Islands	4,401,051	5,329,732
Manila Electric	1,112,210	1,562,914
Metropolitan Bank & Trust	1,945,700	1,733,858
Union Bank of the Philippines	1,880,400	1,503,804
		11,026,172
Poland--1.4%
BRE Bank	9,330a	1,764,641
KGHM Polska Miedz	16,920	804,729
Polski Koncern Naftowy Orlen	301,670a	5,580,425
Telekomunikacja Polska	1,117,527	10,573,396
		18,723,191
Russia--8.5%
Gazprom, ADR	983,950	59,430,580
LUKOIL, ADR	353,540	39,195,460
Mechel, ADR	14,740	849,319
MMC Norilsk Nickel, ADR	302,140	8,837,595
Mobile Telesystems, ADR	18,160	1,590,816
Surgutneftegaz, ADR	236,900	2,885,442
VTB Bank, GDR	496,600b	4,052,256
		116,841,468
South Africa--8.4%
ABSA Group	40,500	448,205
AngloGold Ashanti (Rights 3/11/2010)	94,658a	875,587
AngloGold Ashanti, ADR	384,160	13,364,927
ArcelorMittal South Africa	54,287	1,774,811
Aspen Pharmacare Holdings	2,082,105a	8,980,476
Aveng	238,881	2,069,460
Bidvest Group	346,892	4,969,114
FirstRand	3,370,320	6,453,404
Gold Fields, ADR	494,970	6,399,962
JD Group	837,168	3,251,084
Metropolitan Holdings	372,100	608,818
MTN Group	88,390	1,743,116
Nampak	3,738,755	6,682,271
Nedbank Group	872,688	11,411,434
Remgro	44,100	1,223,331
Sanlam	1,799,001	4,562,962
Sappi	738,567	10,565,170
Sasol	157,773	9,884,903
Shoprite Holdings	136,300	752,321
Standard Bank Group	254,607	2,799,949
Steinhoff International Holdings	2,028,346	5,224,639
Telkom	600,590	10,752,489
		114,798,433
South Korea--15.8%
CJ Home Shopping	15,422	1,018,102
Daehan Steel	7,964	777,032
Digitech Systems	24,438	647,694
Dongbu Insurance	20,730	848,279
Dongkuk Steel Mill	21,360	971,522
Hana Financial Group	146,475	6,114,679
Hanwha Chemical	345,692	4,178,307
Honam Petrochemical	7,299	624,991
Hyundai Heavy Industries	1,332	484,928
Hyundai Marine & Fire Insurance	45,190	1,044,145
Hyundai Mobis	129,875	11,574,705
Hyundai Motor	116,079	9,466,177
Kookmin Bank	357,299	22,165,338
Korea Electric Power	392,425	12,705,571
Korea Zinc	47,639	6,081,771
KT	40,250	1,803,347
KT & G	8,553	742,331
KT, ADR	442,840	10,012,613
Kumho Tire	708,580	7,016,665

LG	25,776	2,014,434
LG Chem	15,067	1,432,027
LG Electronics	8,865	1,230,712
LG Fashion	30,970	892,975
Lotte Shopping	32,205	10,849,119
Meritz Fire & Marine Insurance	66,450	674,144
Nong Shim	41,732	7,312,874
POSCO	26,069	14,147,440
POSCO, ADR	22,950	3,136,118
S-Oil	70,212	5,037,296
Samsung Electronics	58,553	42,122,007
Shinhan Financial Group	157,412	7,870,218
SK Telecom, ADR	906,870	20,604,087
Woori Finance Holdings	57,160	1,073,779
		216,675,427
Taiwan--10.7%
Asia Cement	769,213	1,429,529
Au Optronics	328,000	630,064
Chi Mei Optoelectronics	1,046,560	1,426,877
China Motor	4,611,413	3,617,598
Chinatrust Financial Holding	9,175,458 a	9,355,937
Chunghwa Telecom, ADR	354,748	8,787,108
Compal Electronics	14,149,434	15,730,902
First Financial Holding	7,433,065	8,813,959
Gigabyte Technology	745,000	651,832
High Tech Computer	44,000	1,170,844
Mega Financial Holding	8,752,000	6,851,444
Nan Ya Printed Circuit Board	1,029,971	5,742,388
Nien Hsing Textile	1,846,000	1,205,286
Polaris Securities	1,182,000 a	738,701
Powerchip Semiconductor	14,188,393	5,646,982
Powertech Technology	350,000	1,387,244
Quanta Computer	11,673,216	18,430,181
SinoPac Financial Holdings	31,900,225	14,480,071
Taiwan Mobile	521,999	968,382
Taiwan Semiconductor Manufacturing	5,079,008	10,959,244
Taiwan Semiconductor Manufacturing, ADR	350,099	4,008,634
Tong Yang Industry	758,480	634,936
United Microelectronics	30,141,050	18,737,775
Yageo	18,818,960	6,140,520
		147,546,438
Thailand--3.5%
Bangkok Bank	2,129,400	8,469,290
Charoen Pokphand Foods	52,068,200	6,614,980
Delta Electronics Thai	810,600	520,387
Electricity Generating	282,000	760,166
Italian-Thai Development	50,000	11,577
Kasikornbank	2,596,200	6,260,744
Krung Thai Bank	27,485,900	7,514,799
PTT	61,600	635,800
Siam Cement	1,384,700	8,787,683
Siam Makro	51,400	127,147
Thai Airways International	5,658,700	4,079,285
Thai Union Frozen Products	5,910,100	3,313,734
Thanachart Capital	1,290,500	612,139
		47,707,731
Turkey--1.8%
Akcansa Cimento	79,082	324,426
Anadolu Efes Biracilik ve Malt Sanayii	82,970	776,057
Selcuk Ecza Deposu Ticaret ve Sanayi	325,400	499,260
Trakya Cam Sanayii	330,180	479,503
Tupras Turkiye Petrol Rafine	46,400	1,161,142
Turk Sise ve Cam Fabrikalari	3,938,103	5,492,923
Turkcell Iletisim Hizmet	406,900	3,204,989
Turkcell Iletisim Hizmetleri, ADR	67,300	1,306,293
Turkiye Is Bankasi, Cl. C	2,698,425	11,158,567
		24,403,160
United States--.3%
iShares MSCI Emerging Markets Index Fund	26,790	4,053,327

Total Common Stocks
(cost $1,137,075,974)		1,297,581,754

Preferred Stocks--3.6%

Brazil
Banco Bradesco	52,300	1,263,689
Braskem, Cl. A	989,700	8,056,334
Centrais Eletricas Brasileiras, Cl. B	365,009	6,059,172
Cia de Tecidos do Norte de Minas - Coteminas	1,204,160	5,922,705
Cia Energetica de Minas Gerais	312,394	7,304,238
Cia Paranaense de Energia, Cl. B	93,900	1,719,239
Cia Vale do Rio Doce, Cl. A	141,100	4,715,768
Petroleo Brasileiro	234,400	7,061,543
Sadia	163,900	1,390,606
Tele Norte Leste Participacoes	43,000	1,120,935
Telemig Celular Participacoes	125,985	3,786,134
Usinas Siderurgicas de Minas Gerais, Cl. A	23,850	1,283,046
Total Preferred Stocks
(cost $30,558,996)		49,683,409

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,000,000)	7,000,000 [c]	7,000,000

Total Investments (cost $1,174,634,970)	98.5%	1,354,265,163
Cash and Receivables (Net)	1.5%	20,259,841
Net Assets	100.0%	1,374,525,004

ADR - American Depository Receipts
GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $21,512,063 or 1.6% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,174,634,970.

Net unrealized appreciation on investments was $180,095,025 of which $264,728,748 related to appreciated investment securities and $84,633,723 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS BNY Mellon Bond Fund May 31, 2008 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--98.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--3.5%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,675,104
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,076,200	2,084,070
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	3,715,000	3,757,180
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,485,496
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	6,180,000	6,223,102
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	4,700,000	4,600,639
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,630,330
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	7,295,000	7,374,764
				34,830,685
Asset-Backed Ctfs./Home Equity Loans--.5%
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	4,730,988
Asset-Backed Ctfs./Other--.8%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	6,030,000	6,029,452
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	2,150,730	2,150,665
				8,180,117
Bank & Finance--8.9%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	7,090,000	6,790,504
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,635,000 a	2,528,493
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,135,000 a	1,082,688
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,860,000 a	2,742,025
AXA Financial,
Unscd. Notes	7.75	8/1/10	5,000,000	5,333,420
Bank of America,
Sub. Notes	5.49	3/15/19	10,600,000	10,014,975
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,673,294
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	2,845,000	2,807,560
Blackrock,

Sr. Unsub. Notes	6.25	9/15/17	4,885,000	4,929,375
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	4,100,000 b	3,401,463
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,104,393
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,855,000	2,682,070
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,435,000 b	1,363,535
Diageo Finance,
Gtd. Notes	5.50	4/1/13	3,805,000	3,879,357
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	3,745,848
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	2,410,000	2,303,042
HSBC Holdings,
Sub. Notes	6.50	9/15/37	4,500,000	4,202,352
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	5,645,000	5,579,456
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	4,360,000	4,694,224
JP Morgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	1,800,000	1,819,665
Morgan Stanley,
Sub. Notes	4.75	4/1/14	7,210,000	6,655,147
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,822,229
				89,155,115
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	4,095,000	3,827,568
Commercial & Professional Services--.9%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	8,840,000 a	8,835,403
Commercial Mortgage Pass-Through Ctfs.--1.7%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	3,390,000	3,345,263
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	4,610,000 c	4,584,153
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	4,179,343
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	935,257	830,995
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.14	8/25/34	4,510,000 c	4,505,282
				17,445,036
Food & Beverages--.5%
Pepsico,

Unscd. Notes	5.00	6/1/18	4,800,000	4,676,506
Foreign/Governmental--1.1%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,920,000	4,533,566
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	4,705,000 b	4,846,150
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,618,380
				10,998,096
Health Care--.3%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	3,380,000	3,413,763
Industrials--2.0%
Devon Financing,
Gtd. Notes	6.88	9/30/11	4,110,000	4,353,242
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,467,478
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	3,215,000	3,253,043
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	3,895,000	3,845,775
United Technologies,
Notes	6.13	7/15/38	5,195,000	5,102,669
				20,022,207
Information Technology--1.9%
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	4,200,000	4,260,463
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	2,000,000 b	2,178,822
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	4,735,000	4,687,096
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,685,000	7,652,815
				18,779,196
Media & Telecommunications--3.3%
AT&T,
Sr. Unscd. Notes	6.50	9/1/37	5,105,000	5,024,269
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,180,000	4,276,508
Comcast,
Gtd. Notes	5.90	3/15/16	6,400,000	6,382,765
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,059,371
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	2,201,972
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	4,320,000	4,464,785
Time Warner,
Gtd. Debs.	6.50	11/15/36	2,115,000	1,936,278
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	4,545,000	4,447,151
				32,793,099

Real Estate Investment Trusts--.9%
ERP Operating,
Sr. Unscd. Notes	6.95	3/2/11	4,000,000	4,140,204
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,265,000	5,284,649
				9,424,853
Retail--.7%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	7,250,000	7,436,746
U.S. Government Agencies--7.5%
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	3,915,000	4,077,269
Federal Home Loan Banks,
Bonds	5.20	9/10/10	9,580,000	9,645,776
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	8,107,280
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	4,405,000	4,453,442
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	4,830,000	4,913,535
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	5,165,000	5,201,155
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000	4,461,037
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	6,485,000	6,626,062
Federal National Mortgage
Association, Notes	5.25	3/5/14	13,815,000	14,193,462
Federal National Mortgage
Association, Notes	5.38	4/11/22	6,855,000	6,857,824
Federal National Mortgage
Association, Notes	5.50	7/9/10	6,320,000	6,425,835
				74,962,677
U.S. Government Agencies/Mortgage-Backed--37.7%
Federal Home Loan Mortgage Corp:
4.50%, 3/1/21			14,718,206	14,360,877
5.00%, 1/1/21			1,466,784	1,462,366
5.08%, 10/1/35			4,785,347 c	4,872,108
5.50%, 3/1/35 - 12/1/37			33,786,207	33,610,441
5.77%, 4/1/37			9,205,291 c	9,429,412
5.94%, 5/1/37			7,716,846 c	7,862,507
6.00%, 5/1/37 - 12/1/37			26,780,856	27,222,741
7.00%, 4/1/32 - 8/1/36			3,238,758	3,416,309
Ser. 1660, Cl. H, 6.50%,
1/15/09			176,542	176,320
Federal National Mortgage Association:
4.01%, 3/1/35			5,324,953 c	5,386,860
4.50%, 1/1/36			8,368,666	7,823,570
4.58%, 3/1/35			3,502,301 c	3,533,997
4.92%, 9/1/35			5,825,748 c	5,901,136
4.99%, 10/1/35			5,617,998 c	5,715,541
5.00%, 3/1/21			4,644,570	4,643,644

5.50%, 7/1/35 - 3/1/38			69,061,437	68,692,269
5.70%, 4/1/37			9,809,054 c	9,974,740
5.71%, 5/1/37			8,147,550 c	8,356,472
5.98%, 5/1/37			8,586,545 c	8,756,329
6.00%, 4/1/33 - 10/1/37			30,034,421	30,543,373
6.01%, 8/1/37			9,375,388 c	9,585,306
6.50%, 4/1/17 - 4/1/38			44,405,933	45,840,334
7.00%, 4/1/32 - 6/1/32			1,695,751	1,797,838
7.50%, 7/1/32			532,743	572,072
Government National Mortgage Association I:
5.00%, 11/15/34 - 4/15/38			42,811,293	41,822,563
5.50%, 2/15/36			6,542,867	6,556,893
6.00%, 10/15/08 - 7/15/34			10,899,731	11,126,246
7.00%, 5/15/23 - 11/15/23			574,516	616,486
9.00%, 12/15/09			151,825	152,398
7.00%, 12/15/23			306,555	328,949
				380,140,097
U.S. Government Securities--25.2%
U.S. Treasury Bonds:
4.50%, 2/15/36			8,610,000 b	8,333,542
6.25%, 8/15/23			7,620,000 b	8,958,864
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			9,656,440 b,d	10,047,226
Notes, 2.38%, 1/15/17			9,677,605 b,d	10,395,112
U.S. Treasury Notes:
3.50%, 2/15/18			5,830,000 b	5,572,664
3.88%, 5/15/18			19,410,000 b	19,144,646
4.00%, 11/15/12			32,975,000 b	33,951,390
4.00%, 2/15/14			41,200,000 b	42,220,359
4.13%, 8/15/10			5,000,000 b	5,148,440
4.25%, 1/15/11			14,570,000 b	15,132,315
4.25%, 11/15/13			1,540,000 b	1,598,352
4.50%, 5/15/17			21,935,000 b	22,695,881
4.63%, 8/31/11			21,285,000 b	22,292,717
4.63%, 2/29/12			39,255,000 b	41,230,037
4.63%, 11/15/16			955,000	999,841
4.75%, 8/15/17			5,540,000 b	5,831,720
				253,553,106
Utilities--.2%
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000	2,128,375
Total Bonds and Notes
(cost $981,434,375)				985,333,633

Other Investment--1.2%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,910,000)			11,910,000 [e]	11,910,000

Investment of Cash Collateral for
Securities Loaned--23.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $234,718,712)	234,718,712 [e]	234,718,712

Total Investments (cost $1,228,063,087)	122.5%	1,231,962,345
Liabilities, Less Cash and Receivables	(22.5%)	(226,543,544)
Net Assets	100.0%	1,005,418,801

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $15,188,609 or 1.5% of net assets.
b	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is $227,033,375 and the total market value of the collateral held by the fund is $234,718,712.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,228,063,087.

Net unrealized appreciation on investments was $3,899,258 of which $12,049,869 related to appreciated investment securities and $8,150,611 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--3.4%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,063,032	2,070,852
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000	2,042,935
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	2,580,912	2,580,947
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,420,246
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,702,570
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,080,076
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,702,579
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,575,000	6,646,892
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	2,001,666	1,981,717
				27,228,814
Asset-Backed Ctfs./Other--.7%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	1,269,734	1,271,597
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,184,710
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	1,142,468	1,142,433
				5,598,740
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	5,715,000	5,782,626
Bank & Finance--13.5%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,965,000 a	1,885,575
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000 a	944,371
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,185,000 a	2,094,869
AXA Financial,
Unscd. Notes	7.75	8/1/10	3,625,000	3,866,729
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	8,420,539
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	4,900,315
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,200,000	3,157,888
Caterpillar Financial Services,
Sr. Unscd. Notes	5.05	12/1/10	4,975,000	5,077,803
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	3,730,000	3,094,501
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	4,122,373

Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,812,273
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,380,000	2,235,841
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,200,000 b	1,140,239
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000	4,084,121
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.88	2/15/12	5,265,000	5,447,516
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	5,400,000	5,274,644
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,108,000	8,352,521
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	7,205,000	7,121,343
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000	6,249,994
JP Morgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,154,902
Merrill Lynch & Co.,
Notes	5.45	2/5/13	7,580,000	7,183,119
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	5,895,000	6,033,662
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	5,221,075
Prudential Financial,
Sr. Unscd. Notes	6.00	12/1/17	1,925,000	1,902,370
Wachovia,
Sub. Notes	6.38	2/1/09	4,000,000	4,020,936
				108,799,519
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,608,036
Commercial & Professional Services--.8%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	6,765,000 a	6,761,482
Commercial Mortgage Pass-Through Ctfs.--1.4%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.20	12/11/49	1,480,000	1,460,469
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	7,200,000	7,122,193
Merrill Lynch/Countrywide
Commericial Mortgage Trust,
Ser. 2007-6, Cl. A2	5.33	3/12/51	2,930,000	2,894,691
				11,477,353
Food & Beverages--2.0%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000	4,917,630
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,275,000	4,358,542
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	4,538,599
Pepsico,
Sr. Unscd. Notes	4.65	2/15/13	2,355,000	2,386,901
				16,201,672
Foreign/Governmental--1.3%

Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,200,000	3,700,870
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000	5,630,345
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,163,484
				10,494,699
Health Care--1.8%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000	4,287,403
Astrazeneca,
Sr. Unsub. Notes	5.40	9/15/12	4,700,000	4,795,199
GlaxoSmithKline Capital,
Gtd. Notes	4.85	5/15/13	5,855,000	5,838,266
				14,920,868
Industrials--2.6%
Devon Financing,
Gtd. Notes	6.88	9/30/11	4,575,000	4,845,762
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	2,993,982
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	4,398,000	4,652,165
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,710,000	5,676,459
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000	2,466,612
				20,634,980
Media & Telecommunications--5.7%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,280,000	4,378,817
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	7,237,715
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,121,171
News America,
Gtd. Notes	4.75	3/15/10	5,315,000	5,309,664
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,045,000	5,214,083
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	6,557,770
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	5,525,000	5,914,977
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	6,165,000	6,458,929
				46,193,126
Real Estate Investment Trusts--1.8%
ERP Operating,
Sr. Unscd. Notes	6.95	3/2/11	3,280,000	3,394,967
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,478,517
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,680,000	5,701,198
				14,574,682
Retailing--1.3%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,721,886
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	6,090,000	6,051,925

				10,773,811
Software & Services--1.5%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,063,252
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	6,970,684
				12,033,936
Transportation--.3%
United Parcel Service,
Sr. Unscd. Notes	4.50	1/15/13	2,725,000	2,744,639
U.S. Government Agencies--20.3%
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	11,000,000	10,687,270
Federal Farm Credit Banks,
Bonds	4.50	10/17/12	15,525,000	15,895,721
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	10,375,000	10,689,134
Federal Farm Credit Banks,
Bonds	5.00	10/23/09	11,780,000	12,113,621
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	6,770,000	7,050,603
Federal Home Loan Banks,
Bonds	3.63	12/17/10	7,530,000	7,565,127
Federal Home Loan Banks,
Bonds	5.00	12/11/09	6,460,000	6,646,100
Federal Home Loan Banks,
Bonds	5.13	9/10/10	7,315,000	7,606,964
Federal Home Loan Banks,
Bonds	5.25	11/3/09	7,500,000	7,577,835
Federal Home Loan Mortgage Corp.,
Notes	5.25	9/3/10	8,355,000	8,403,100
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	7,655,000	7,739,182
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	7,900,000	8,036,630
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	6,635,000	6,681,445
Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000	20,862,492
Federal National Mortgage
Association, Notes	4.88	12/15/16	8,420,000	8,618,468
Federal National Mortgage
Association, Notes	5.10	9/10/09	8,065,000	8,109,446
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000	12,179,768
Federal National Mortgage
Association, Notes	5.75	6/9/11	6,175,000	6,177,958
				172,640,864
U.S. Government Agencies/Mortgage-Backed--.2%
Federal Home Loan Mortgage Corp:
6.85%, 11/1/32			161,390 c	161,251
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			1,144,820	1,169,219
				1,330,470
U.S. Government Securities--38.3%
U.S. Treasury Inflation Protected Securities
Notes 2.38%,1/15/17			14,709,536 b,d	15,800,116
U.S. Treasury Notes

3.88%, 5/15/18	10,870,000 b	10,721,396
4.00%, 2/15/14	43,950,000 b	45,038,466
4.13%, 8/15/10	26,750,000 b	27,544,154
4.25%, 1/15/11	33,055,000 b	34,330,725
4.25%, 11/15/13	12,165,000 b	12,625,944
4.50%, 5/15/10	4,000,000 b	4,143,128
4.50%, 11/15/15	20,505,000 b	21,403,714
4.63%, 8/31/11	23,040,000 b	24,130,806
4.63%, 2/29/12	19,860,000 b	20,859,216
4.63%, 11/15/16	4,760,000 b	4,983,501
4.75%, 2/15/10	6,300,000	6,534,776
4.75%, 8/15/17	7,160,000 b	7,537,024
4.88%, 8/15/16	19,085,000 b	20,306,154
5.13%, 5/15/16	11,830,000 b	12,800,439
6.00%, 8/15/09	30,290,000 b	31,586,806
		300,346,365
Total Bonds and Notes
(cost $788,552,912)		793,146,682

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,750,000)	6,750,000 [e]	6,750,000

Investment of Cash Collateral for
Securities Loaned--32.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $265,013,679)	265,013,679 [e]	265,013,679

Total Investments (cost $1,060,316,591)	131.8%	1,064,910,361
Liabilities, Less Cash and Receivables	(31.8%)	(256,978,375)
Net Assets	100.0%	807,931,986

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $11,686,297 or 1.4 % of net assets.
b All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is $256,505,807 and the total market value of the collateral held by the fund is $265,013,679.
c Variable rate security--interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,060,316,591.

Net unrealized appreciation on investments was $4,593,770 of which $11,509,032 related to appreciated investment securities and $6,915,262 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.5%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--42.3%
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	4,000,000	3,886,280
Federal Farm Credit Banks,
Bonds	3.00	3/3/11	4,195,000	4,134,206
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	3,525,000	3,556,034
Federal Farm Credit Banks,
Bonds	4.63	11/19/10	1,325,000	1,337,050
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	1,440,000	1,483,600
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	1,490,000	1,551,758
Federal Home Loan Bank,
Unscd. Bonds	2.38	4/30/10	1,885,000	1,858,831
Federal Home Loan Banks,
Bonds	4.38	10/22/10	4,060,000	4,155,329
Federal Home Loan Banks,
Bonds	5.00	10/16/09	1,300,000	1,309,304
Federal Home Loan Banks,
Bonds	5.20	9/10/10	1,550,000	1,560,642
Federal Home Loan Banks,
Bonds	5.25	11/3/09	1,250,000	1,262,972
Federal Home Loan Banks,
Bonds	5.45	6/12/09	2,500,000	2,501,865
Federal Home Loan Mortgage Corp.,
Notes	4.13	11/30/09	1,860,000	1,889,111
Federal Home Loan Mortgage Corp.,
Notes	5.00	10/1/10	4,030,000	4,060,732
Federal Home Loan Mortgage Corp.,
Notes	5.40	7/16/09	2,270,000	2,277,288
Federal Home Loan Mortgage Corp.,
Notes	5.55	6/25/10	2,010,000	2,013,778
Federal National Mortgage
Association, Notes	3.88	12/10/09	3,400,000	3,448,974
Federal National Mortgage
Association, Notes	5.00	10/15/10	4,265,000	4,300,476
Federal National Mortgage
Association, Notes	5.33	1/29/10	3,360,000	3,373,386
Federal National Mortgage
Association, Notes	5.50	7/9/10	5,835,000	5,932,713
				55,894,329
U.S. Government Agencies/Mortgage-Backed--7.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/08 - 9/1/08			1,734,486	1,734,024
4.00%, 7/1/08 - 3/1/10			1,316,288	1,316,916
5.00%, 4/1/09			76,682	77,875
6.85%, 11/1/32			40,348 a	40,313
REMIC, Ser. 2638, Cl. NC,
3.00%, 5/15/22			274,634	274,261
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			106,755	106,691

REMIC, Ser. 1648, Cl. E,
6.00%, 9/15/23	1,413,478	1,437,684
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12	214,917	218,212
Federal National Mortgage Association:
4.50%, 1/1/10	190,051	192,352
4.92%, 3/1/32	16,231 a	16,267
5.20%, 5/1/32	35,112 a	35,441
5.31%, 4/1/32	8,266 a	8,341
5.34%, 3/1/32	16,437 a	16,626
5.50%, 6/1/09	37,642	38,424
5.93%, 6/1/32	172,515 a	174,014
7.13%, 6/1/32	135,576 a	137,796
REMIC, Ser. 1994-86,
Cl. PJ, 6.00%, 6/25/09	484,027	486,849
REMIC, Ser. 2002-73,
Cl. AM, 5.00%, 12/25/15	2,714,158	2,725,415
Whole Loan, Ser. 2003-W19,
Cl. 1A4, 4.78%, 11/25/33	469,284	468,887
Government National Mortgage Association I
6.00%, 12/15/08 - 4/15/09	151,616	154,101
		9,660,489
U.S. Government Securities--45.9%
U.S. Treasury Notes:
3.50%, 2/15/10	6,750,000 b	6,858,635
3.63%, 1/15/10	2,840,000 b	2,890,810
4.13%, 8/15/10	5,995,000 b	6,172,980
4.25%, 1/15/11	4,625,000 b	4,803,497
4.38%, 12/15/10	9,000,000 b	9,355,086
4.50%, 5/15/10	4,440,000 b	4,598,872
4.50%, 11/15/10	4,000,000 b	4,165,628
4.63%, 8/31/11	3,975,000 b	4,163,192
5.75%, 8/15/10	9,000,000 b	9,578,673
6.50%, 2/15/10	7,620,000 b	8,115,308
		60,702,681
Total Bonds and Notes
(cost $125,438,773)		126,257,499

Other Investment--3.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,739,000)	4,739,000 [c]	4,739,000
Investment of Cash Collateral for
Securities Loaned--38.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $50,749,313)	50,749,313 [c]	50,749,313

Total Investments (cost $180,927,086)	137.5%	181,745,812
Liabilities, Less Cash and Receivables	(37.5%)	(49,578,831)
Net Assets	100.0%	132,166,981

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is $49,122,073 and the total market value of the collateral held by the fund is $50,749,313.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $180,927,086.

Net unrealized appreciation on investments was $818,726 of which $1,117,191 related to appreciated investment securities and $298,465 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.9%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	3,000,000	3,142,230
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System Inc.)	5.00	11/15/15	5,260,000	5,282,618
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,591,049
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	13,427,235
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	5.00	11/15/13	1,365,000	1,490,717
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	5.00	11/15/14	2,500,000	2,749,175
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	8.00	12/1/10	1,000,000	1,132,370
Arizona--3.1%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,283,800
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	6.35	7/1/10	550,000	592,532
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	7.00	7/1/11	1,905,000	2,135,124
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,423,350
Phoenix	6.25	7/1/16	1,250,000	1,499,000
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,451,860
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,041,800
Salt River Project Agricultural

Improvement and Power
District, Electric System
Revenue	5.00	1/1/17	1,000,000	1,078,110
Salt Verde Financial Corporation,
Senior Gas Revenue	5.25	12/1/28	5,000,000	4,770,600
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	4,000,000	3,911,240
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.70	12/1/11	1,000,000 a	1,103,110
Tucson	5.00	7/1/12	1,265,000	1,365,631
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,361,744
California--14.2%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,811,878
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 b	4,241,200
California	6.60	2/1/09	510,000	525,734
California	5.00	11/1/11	655,000 a	704,944
California	5.00	11/1/12	345,000	364,689
California	5.50	6/1/20	270,000	281,235
California	5.25	11/1/26	10,500,000	10,864,350
California	5.50	11/1/33	3,900,000	4,028,739
California
(Insured; FGIC)	5.75	3/1/09	80,000	80,744
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	16,136,428
California,
GO (Various Purpose)	5.00	2/1/14	1,825,000 a	2,006,131
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	979,675
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/18	10,000,000	10,840,800
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,000,000 a	5,509,300
California Infrastructure and
Economic Development Bank,
Revenue (Clean Water State
Revolving Fund)	5.00	10/1/17	2,500,000	2,662,700
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	997,780
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;

AMBAC)	5.25	12/1/19	5,000,000	5,281,550
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FSA)	4.50	7/1/18	5,000,000	5,054,450
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	3,020,040
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	3,454,905
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	8,000,000	7,579,600
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.80	1/15/20	1,505,000 b	1,569,474
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/26	8,000,000 b	8,225,280
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	1,000,000	1,000,480
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	13,380,000	11,814,808
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	5,000,000	4,735,250
Kern High School District,
GO (Insured; MBIA)	6.40	2/1/12	2,750,000	2,985,675
Long Beach Bond Finance Authority,
Revenue (Redevelopment,
Housing and Gas Utility
Financings) (Insured; AMBAC)	5.00	8/1/35	975,000	967,765
Los Angeles Department of Water
and Power, Power System
Revenue (Insured; MBIA)	5.25	7/1/11	2,250,000	2,418,053
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/16	2,000,000	2,316,760
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,607,445
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	870,000	913,892
Sacramento Municipal Utility

District, Electric Revenue
(Insured; FGIC)	5.25	5/15/13	3,530,000	3,796,939
San Francisco City and County,
GO (Insured; FGIC)	4.00	6/15/20	1,800,000	1,783,008
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	205,000	214,608
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	420,000	437,207
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,750,000	1,730,068
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/29	6,500,000	6,407,310
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/33	2,975,000	2,899,673
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,327,374
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,238,960
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	441,441
Colorado--5.1%
Adams County,
FHA Insured Mortgage Revenue
(Platte Valley Medical Center
Project) (Insured; MBIA)	5.00	2/1/31	5,000,000	5,071,850
Colorado Department of
Transportation, Transportation
RAN (Insured; MBIA)	5.25	6/15/10	1,000,000	1,056,790
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)
(Insured; Radian)	5.00	6/1/22	1,825,000	1,829,690
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	967,590
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,241,225
Colorado Housing Finance Authority
(Single Family Program)	6.75	4/1/15	75,000	76,149

Colorado Housing Finance Authority
(Single Family Program)	6.05	10/1/16	110,000	114,239
Colorado Housing Finance Authority
(Single Family Program)	6.70	10/1/16	40,000	41,343
Colorado Housing Finance Authority
(Single Family Program)	7.55	11/1/27	5,000	5,097
Colorado Housing Finance Authority
(Single Family Program)	6.80	11/1/28	10,000	10,194
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.75	10/1/21	230,000	245,826
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	50,000	50,962
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/16	3,565,000 b	3,131,603
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/17	3,500,000 b	3,050,110
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA)	5.25	9/1/16	4,000,000	4,217,880
Jefferson County School District,
GO (Insured; MBIA)	6.50	12/15/10	1,500,000	1,647,045
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.45	6/15/16	7,690,000 a,b	7,368,635
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/16	7,345,000 a,b	7,111,943
Northwest Parkway Public Highway
Authority, Revenue (Insured;
FSA)	0/5.55	6/15/16	10,960,000 a,b	10,546,041
University of Colorado,
Enterprise System Revenue	5.50	6/1/10	500,000	530,365
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; MBIA)	6.00	12/1/22	5,000,000	5,300,650
Connecticut--1.0%
Connecticut
(Insured; AMBAC)	5.25	6/1/18	1,500,000	1,687,965
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	300,000	303,828
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	4.70	7/1/29	8,000,000	8,163,440
District of Columbia--.5%
District of Columbia,
GO (Insured; FSA)	6.48	6/1/16	5,000,000	5,158,950
Florida--6.5%
Florida Department of
Transportation, State

Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,588,322
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,696,050
Florida Municipal Loan Council,
Revenue (Insured; MBIA)	5.75	11/1/15	520,000	556,972
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,697,424
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,821,118
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,710,000	2,790,541
JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,881,615
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,141,150
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,105,420
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/22	2,000,000 b	1,581,160
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 b	1,393,155
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,050,015
Orlando Utilities Commission,
Utility System Revenue	5.03	10/1/16	12,400,000 c	12,016,468
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	2,260,000	2,403,668
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,230,993
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000	5,026,800
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000	1,954,560
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	5,000,000	4,691,800
Georgia--2.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation, Vogtle
Project) (Insured; MBIA)	4.75	4/1/11	16,000,000	16,251,360

Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,485,605
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,036,470
Georgia	5.40	11/1/10	1,000,000	1,071,620
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	5,000,000 d	5,000,000
Illinois--5.6%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,023,470
Chicago,
GO, Project and Refunding
(Insured; FGIC)	5.00	1/1/29	10,000,000	10,287,800
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	115,000	116,950
Chicago Metropolitan Water
Reclamation District, GO
(Capital Improvement)	7.25	12/1/12	8,500,000	10,006,285
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,128,300
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,504,506
Illinois,
GO	5.00	1/1/17	7,500,000	8,211,375
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,375,450
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,985,000	2,062,216
Lake County Community Unitary
School District Number 60, GO
(Insured; FSA)	5.63	12/1/11	3,150,000	3,282,583
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,035,050
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/09	1,000,000	1,056,340
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/10	1,620,000	1,785,969
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/12	1,890,000	2,218,595

Indiana--.5%
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	664,007
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	765,187
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,193,168
Iowa--.3%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,179,820
Kansas--.5%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,491,850
Kentucky--1.3%
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA)	6.00	2/1/10	2,000,000 a	2,122,060
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,366,275
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; MBIA)	5.50	5/15/34	10,000,000	10,478,100
Louisiana--.5%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,268,100
Maine--.2%
Maine Municipal Bond Bank
(Insured; FSA)	5.88	11/1/09	1,660,000 a	1,762,887
Maryland--.5%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (LifeBridge
Health Issue) (Insured;
Assured Guaranty)	5.00	7/1/28	5,000,000	5,188,350
Massachusetts--4.8%
Boston,
GO	5.00	3/1/21	10,000,000	10,753,200
Massachusetts,
Consolidated Loan	5.25	11/1/12	3,000,000 a	3,255,630
Massachusetts,
Consolidated Loan	5.00	8/1/14	3,000,000 a	3,261,150
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	10,000,000	10,894,900

Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	4,135,000	4,328,559
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	336,042
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,154,220
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,035,000 a	2,173,339
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,411,138
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	10,000,000	10,782,600
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	275,000	302,877
Weston,
GO	5.63	3/1/10	650,000 a	693,628
Michigan--2.1%
Detroit,
Water Supply System Revenue
(Second Lien) (Insured; FGIC)	5.75	7/1/22	10,000,000	11,176,100
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,239,600
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,138,070
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,647,650
Minnesota--.9%
Minneapolis
(Special School District
Number 1) (Insured; FSA)	5.00	2/1/14	2,350,000	2,394,838
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,788,754
Mississippi--.0%
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
MBIA)	5.25	8/1/16	400,000	446,424
Missouri--.5%
Missouri Environmental Improvement
and Energy Resource Authority,
Water Pollution Control
Revenue (Revolving Fund

Program)	5.50	7/1/14	1,250,000	1,407,813
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/10	2,000,000	2,103,820
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/11	2,000,000	2,144,440
Nevada--1.0%
Clark County School District,
GO (Insured; FGIC)	5.00	6/15/20	10,000,000	10,823,700
New Hampshire--.2%
Nashua,
Capital Improvement	5.50	7/15/12	560,000 a	614,673
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,042,350
New Jersey--4.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/17	2,500,000	2,856,650
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/18	5,000,000	5,697,950
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	5,000,000	5,676,700
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	5,000,000	5,632,150
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	6.85	12/1/09	4,000,000	4,161,800
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	7.00	12/1/09	1,000,000	1,042,620
New Jersey	6.00	2/15/11	1,000,000	1,084,350
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,449,984
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	3,904,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	963,820
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,151,760
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,068,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Project) (Insured; FSA)	5.88	5/1/09	1,000,000 a	1,035,810
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/09	1,060,000	1,079,144
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,157,719
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	6.00	9/15/10	2,000,000 a	2,160,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,960,000	4,462,462
New Mexico--.3%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,080,680
New Mexico Highway Commission,
Tax Revenue	6.00	6/15/10	2,000,000 a	2,146,000
New York--8.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	2,550,000	2,559,358
Greece Central School District
(Insured; FGIC)	6.00	6/15/10	225,000	241,659
Greece Central School District
(Insured; FGIC)	6.00	6/15/11	950,000	1,044,449
Greece Central School District
(Insured; FGIC)	6.00	6/15/12	950,000	1,063,040
Greece Central School District
(Insured; FGIC)	6.00	6/15/13	950,000	1,082,363
Greece Central School District
(Insured; FGIC)	6.00	6/15/14	950,000	1,099,976
Greece Central School District
(Insured; FGIC)	6.00	6/15/15	950,000	1,114,996
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	10,000,000	10,577,800
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/23	7,500,000	7,904,250
Metropolitan Transportation

Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,012,540
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,609,000
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,734,420
New York City	5.75	8/1/10	820,000 a	889,224
New York City	5.75	8/1/13	830,000	885,685
New York City	5.13	12/1/22	6,000,000	6,334,860
New York City
(Insured; XLCA)	5.50	8/1/10	2,000,000	2,127,080
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	2,000,000 a	2,170,660
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	175,000 a	189,968
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 e	3,192,090
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	200,000	227,508
New York State Power Authority,
General Purpose Revenue	7.00	1/1/10	350,000 a	375,155
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FSA)	6.00	4/1/10	1,000,000 a	1,076,930
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,492,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,515,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,357,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/24	10,000,000	10,556,700
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,213,300
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,297,500
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; MBIA)	5.50	6/1/18	2,000,000	2,104,660
North Carolina--2.1%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,090,310
Concord,
COP (Insured; MBIA)	5.50	6/1/11	1,000,000	1,071,780
Durham County,
GO	5.50	4/1/10	1,000,000	1,058,290
Guilford County,
Public Improvement	5.10	10/1/10	1,500,000 a	1,621,410
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,560,705
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,186,600
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/24	2,500,000	2,501,775
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	6.00	1/1/25	4,075,000	4,520,764
Raleigh Durham Airport Authority,
Revenue (Insured; FGIC)	5.25	11/1/13	2,465,000	2,585,588
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)	5.38	2/1/17	1,000,000	1,037,720
Ohio--2.5%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	528,655
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000	5,065,950
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	12,000,000	11,022,000
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/15	2,265,000	2,501,670
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	3,900,000	4,307,511
Ohio,
GO Infrastructure Improvements	5.63	2/1/09	1,000,000	1,025,430
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,001,190

Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill Inc. Project)	4.50	12/1/15	900,000	934,533
Oklahoma--.0%
Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	15,000	15,485
Oregon--.5%
Eagle Point School District Number
9, GO	5.63	6/15/11	1,500,000 a	1,628,655
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC)	5.75	6/15/10	2,265,000 a	2,419,111
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,216,045
Pennsylvania--.6%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,747,705
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,298,321
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,070,700
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,511,202
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	800,215
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	251,758
South Carolina--3.0%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,623,100
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	6,066,405
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	3,000,000 a	3,394,860

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,347,910
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,019,250
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000	5,388,890
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,009,250
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,261,150
Tennessee--1.1%
Shelby County Health Educational
and Housing Facilities Board,
Revenue (Methodist Healthcare)
(Insured; FSA)	5.25	9/1/23	11,205,000 d	11,699,701
Shelby County Health Educational
and Housing Facilities Board,
Revenue (Saint Jude Children's
Research Hospital)	5.00	7/1/09	100,000	101,522
Texas--5.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Bonds (Insured; XLCA)	5.00	11/1/14	5,000,000	5,030,950
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; FGIC)	5.50	11/1/31	1,000,000	999,950
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/14	10,000,000 a	11,061,300
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,750,000	7,025,062
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	10,000,000	10,301,500
Lower Colorado River Authority,
Transmission Contract Revenue

(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	2,500,000	2,547,725
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/21	2,500,000	2,543,550
San Antonio,
General Improvement Bonds	5.90	2/1/10	500,000 a	529,705
Tarrant County,
Limited Tax Bonds	5.00	7/15/27	1,220,000	1,274,461
Texas Municipal Power Agency,
Revenue (Insured; FGIC)	4.40	9/1/11	2,750,000	2,753,108
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	11,500,000	12,039,810
Utah--.1%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	783,810
Vermont--.5%
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/11	2,000,000	2,168,640
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/12	2,500,000	2,759,550
Virginia--.7%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	3,000,000	3,178,800
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	3,000,000	3,022,290
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,063,240
Washington--2.4%
Port of Longview Industrial
Development Corporation, SWDR
(Weyerhaeuser Company Project)	6.88	10/1/08	2,500,000	2,522,075
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,069,330
Washington,
GO (Various Purpose)	5.00	7/1/23	19,550,000	20,599,640
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	380,000	381,649

Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	620,000	622,672
West Virginia--.4%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,240,000	4,335,400
Wisconsin--1.3%
Kenosha,
Waterworks Revenue (Insured;
FGIC)	5.00	12/1/12	750,000	771,712
Wisconsin,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/18	11,825,000	12,721,690
U.S. Related--4.8%
Puerto Rico Commonwealth	5.00	7/1/12	2,000,000	2,006,140
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	950,000	1,029,230
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/13	1,380,000	1,536,326
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/08	1,500,000	1,505,160
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/20	5,000,000	5,353,500
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/20	5,500,000	5,888,850
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/15	2,000,000	2,143,940
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	3,940,000	4,159,261
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,281,700
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,105,360
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	85,000	88,893
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	65,000	67,580
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	1,405,000 a	1,522,051
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	2,595,000 a	2,798,993
Puerto Rico Public Buildings

Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,049,150
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,685
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	1,042,153
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	2,082,840
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	5,720
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	2,056,012
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	5,839
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	797,498
University of Puerto Rico,
University System Revenue,
Refunding (Insured; MBIA)	6.25	6/1/08	750,000	750,083
Total Long-Term Municipal Investments
(cost $971,537,670)				988,128,410
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.3%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.3%
University of North Florida
Foundation Inc., Parking
System Revenue (LOC; Wachovia
Bank)	1.65	6/1/08	2,900,000 f	2,900,000
Georgia--.1%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.50	6/1/08	700,000 f	700,000
Clayton County Housing Authority,
MFHR, Refunding (Huntington
Woods Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	1.77	6/7/08	875,000 f	875,000
Illinois--.7%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	1.25	6/1/08	6,895,000 f	6,895,000
Massachusetts--1.2%
Massachusetts Health and
Educational Facilities

Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.60	6/1/08	800,000 f	800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA)	3.06	7/5/08	6,000,000 f,g	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA)	3.06	7/5/08	2,000,000 f,g	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Pool Loan
Program Issue) (LOC; TD
Banknorth NA)	1.40	6/1/08	2,800,000 f	2,800,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.62	6/1/08	1,000,000 f	1,000,000
Montana--.0%
Forsyth,
PCR, Refunding (PacifiCorp
Project) (LOC; Rabobank
Nederland)	1.65	6/1/08	100,000 f	100,000
North Carolina--.5%
New Hanover County,
HR (New Hanover Regional
Medical Center Project)
(Insured; FSA)	3.50	6/7/08	5,675,000 f	5,675,000
Ohio--.9%
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; AMBAC)	4.90	7/5/08	9,400,000 f	9,400,000
Pennsylvania--.6%
Berks County Municipal Authority,
HR (The Reading Hospital and
Medical Center Project)
(Insured; AMBAC)	3.69	7/5/08	5,000,000 f,g	5,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; Wachovia Bank)	2.05	6/1/08	700,000 f	700,000
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Company Project) (LOC; Dexia
Credit Locale)	1.70	6/1/08	845,000 f	845,000
Texas--1.5%

Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Insured; MBIA)	4.00	7/5/08	15,500,000 f	15,500,000
Utah--.0%
Utah Transit Authority,
Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	1.65	6/1/08	500,000 f	500,000
Wyoming--.5%
Sweetwater County,
PCR, Refunding (Pacificorp
Projects) (LOC; Barclays Bank
PLC)	1.65	6/1/08	4,800,000 f	4,800,000
Total Short-Term Municipal Investments
(cost $66,487,624)				66,490,000
Total Investments (cost $1,038,025,294)			100.1%	1,054,618,410
Liabilities, Less Cash and Receivables			(.1%)	(1,182,584)
Net Assets			100.0%	1,053,435,826

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a delayed delivery basis.
e	Subject to interest rate change on November 1, 2011.
f	Securities payable on demand. Variable interest rate--subject to periodic change.
g	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $13,000,000 representing 1.2% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Berks County Municipal Authority PA	12/20/07	100.00	.5	100.00

Massachusetts Health and
Educational Facilities Authority
(Northeastern University)	1/15/08	100.00	.2	100.00

Massachusetts Health and
Educational Facilities Authority
(Northeastern University)	12/17/07	100.00	.5	100.00

† Average cost per unit.
†† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,038,025,294. Net unrealized appreciation on investments was $16,593,116 of which $24,289,031 related to appreciated investment securities and $7,695,915 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance
Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2008

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/08 ($)

Financial Futures Short

U.S. Treasury 30 Year Bond	275	(31,478,906)	June 2008	1,592,418

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--91.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.6%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	1,000,000	1,047,410
Jefferson County,
Sewer Revenue Warrants
(Insured; FSA)	5.25	2/1/13	3,000,000	3,001,200
Arizona--3.4%
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,386,160
California--7.0%
Agua Caliente Band,
Cahuilla Indians Revenue	4.60	7/1/08	400,000	400,284
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,153,060
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,055,400
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,355,425
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,095,833
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,009,161
San Bernardino County Housing
Authority, MFHR (Equity
Residential/Redlands Lawn and
Tennis Apartments)	5.20	6/15/09	3,000,000	3,020,040
Colorado--1.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	617,550
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	3.75	6/1/09	1,000,000	1,013,250
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan

Society Project)	5.00	6/1/10	1,000,000	1,031,060
Connecticut--1.9%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,000,000	3,002,460
Florida--9.4%
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,061,200
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,132,150
Florida Rural Utility Financing
Commission, Revenue Notes
(Public Projects Construction)	4.00	2/1/11	1,250,000	1,257,600
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/08	500,000	504,875
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,657,491
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,262,788
Idaho--1.6%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	2,500,000	2,582,375
Illinois--8.6%
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,000,000 a	1,088,730
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,750,000 a	1,905,277
Illinois,
GO (Illinois Fund for
Infrastructure, Roads, Schools
and Transit) (Insured; FGIC)	6.00	1/1/17	5,575,000	5,839,088
Illinois,
Sales Tax Revenue (Illinois
Fund for Infrastructure,
Roads, Schools and Transit)	5.50	6/15/13	1,100,000	1,176,945
Illinois Educational Facilities
Authority, Revenue (University
of Chicago)	4.05	7/1/09	1,000,000	1,016,970
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,517,525
Indiana--2.2%
Indiana Health and Educational
Facility Financing Authority,

HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,038,910
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,450,983
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,085,000	1,093,420
Kansas--1.6%
The Unified Government of
Wyandotte County/Kansas City,
Tax Exempt Sales Tax Special
Obligation Revenue
(Redevelopment Project Area B)
(LOC; Citibank NA)	3.75	12/1/12	2,565,000	2,564,564
Kentucky--2.7%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/10	335,000 a	366,845
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	700,717
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,542,495
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; MBIA,
Inc.)	5.38	10/1/11	1,550,000 a	1,679,053
Louisiana--1.2%
Louisiana Public Facilities
Authority, Revenue (Department
of Public Safety Project)
(Insured; FSA)	5.00	8/1/10	1,765,000	1,860,628
Massachusetts--2.3%
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,144,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/09	340,000	344,933
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	204,232
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	925,000	950,669
Mississippi--1.3%

Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	1,000,000	990,110
Mississippi Hospital Equipment and
Facilities Authority, Hospital
Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,102,414
Missouri--1.3%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,009,490
Blue Springs Neighborhood
Improvement District, Limited
GO Temporary Notes (South Area
Sewer Improvement Project)	4.13	3/1/09	1,000,000	1,001,460
Montana--2.9%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA, Inc.)	5.75	5/15/10	350,000 a	379,656
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA, Inc.)	5.75	5/15/24	3,900,000	4,117,659
Nevada--2.0%
Clark County,
PCR (Southern California
Edison Company)	3.25	3/2/09	2,000,000	2,014,480
Truckee Meadows Water Authority,
Water Revenue (Insured; FSA)	5.50	7/1/15	1,000,000	1,072,070
New Hampshire--1.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,541,974
New Jersey--1.0%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	1,105,000	1,105,111
University of Medicine and
Dentistry of New Jersey, COP
(Insured; MBIA, Inc.)	6.75	12/1/09	465,000	471,849
New York--3.6%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000	1,031,420

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/11	1,500,000 b	1,596,045
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	3,000,000	3,064,950
North Carolina--3.0%
Charlotte,
GO	5.25	2/1/12	2,500,000	2,551,150
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty)	5.00	1/1/13	2,000,000	2,133,900
Ohio--5.1%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,037,380
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,500,000	2,296,250
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,688,450
Pennsylvania--1.1%
Lehigh County Industrial
Development Authority, PCR
(PPL Electric Utilities
Corporation Project) (Insured;
AMBAC)	3.13	11/1/08	1,250,000	1,253,162
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	414,408
Tennessee--3.5%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/09	2,500,000	2,529,175
The Health, Educational and
Housing Facility Board of
Shelby County, Revenue
(Baptist Memorial Health Care)	5.00	10/1/08	3,000,000	3,002,940
Texas--3.9%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,071,610
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/10	1,050,000	1,104,149
Port Arthur Independent School
District, Unlimited Tax School

Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,012,260
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	1,000,000	995,340
Virginia--7.9%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	2,000,000	2,014,860
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,400,000	1,404,214
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,031,440
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,049,860
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	3,000,000	3,028,560
Washington--1.0%
Port of Longview Industrial
Development Corporation, SWDR
(Weyerhaeuser Company Project)	6.88	10/1/08	1,500,000	1,513,245
U.S. Related--5.8%
Puerto Rico Electric Authority,
Power Revenue	4.00	7/1/08	500,000	500,560
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.00	7/1/11	2,000,000	2,115,680
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,174,375
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,374,148
Total Long-Term Municipal Investments
(cost $144,145,638)				144,928,960
Short-Term Municipal	Coupon	Maturity	Principal
Investments--7.3%	Rate (%)	Date	Amount ($)	Value ($)

California--1.0%
Los Angeles Department of Water
and Power, Power System
Revenue (Insured; XCLA)	4.00	6/7/08	1,500,000 c	1,500,000
Colorado--.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	1.40	6/1/08	200,000 c	200,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation

Bond Program) (LOC; U.S. Bank
NA)	1.40	6/1/08	200,000 c	200,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	1.40	6/1/08	100,000 c	100,000
Florida--.2%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Insured; FSA)	2.90	6/7/08	350,000 c	350,000
Illinois--.7%
Illinois Finance Authority,
Revenue (Hospital Sisters
Services, Inc. - Obligated
Group) (Insured; FSA)	3.00	6/7/08	1,150,000 c	1,150,000
Massachusetts--4.8%
Chelsea,
LR (Massachusetts Information
Technolgy Center Project)
(Insured; FSA)	3.12	7/5/08	4,800,000 c,d	4,800,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	1.40	6/1/08	1,000,000 c	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.60	6/1/08	1,500,000 c	1,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.62	6/1/08	200,000 c	200,000
Wyoming--.3%
Sweetwater County,
PCR, Refunding (Pacificorp
Projects) (LOC; Barclays Bank
PLC)	1.65	6/1/08	500,000 c	500,000
Total Short-Term Municipal Investments
(cost $11,500,000)				11,500,000
Total Investments (cost $155,645,638)			99.2%	156,428,960
Cash and Receivables (Net)			.8%	1,260,172
Net Assets			100.0%	157,689,132

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Subject to interest rate change on November 1, 2011.
c Securities payable on demand. Variable interest rate--subject to periodic change.
d Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $4,800,000 representing 3.0% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Chelsea, LR (Massachusetts Information
Technology Center Project)	1/10/08	100.00	3.0	100.00

† Average cost per unit.
†† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $155,645,638. Net unrealized appreciation on investments was $783,322 of which $1,276,717 related to appreciated investment securities and $493,395 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants

RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	2,379,625
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	3,480,995
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,194,614
California--5.0%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	1,539,150
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 a	1,696,480
California	5.25	11/1/17	2,500,000	2,649,200
California	5.50	6/1/20	110,000	114,577
California	5.50	11/1/33	6,300,000	6,507,963
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 a	979,675
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	1,969,480
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/27	6,000,000 a	6,165,840
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/25/29	2,000,000 a	2,049,060
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	1,920,027
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,460,000	3,938,269
Colorado--.8%
Northwest Parkway Public Highway
Authority, Revenue (Insured;

AMBAC)	0/5.70	6/15/16	5,000,000 a,b	4,841,350
Florida--.7%
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,393,155
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000	2,931,840
Georgia--.4%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation, Vogtle
Project) (Insured; MBIA)	4.75	4/1/11	2,500,000	2,539,275
Illinois--.3%
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,000,000	1,900,360
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	336,042
Michigan--1.2%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,221,900
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	4,856,794
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	385,000	395,664
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,015,000	1,057,985
New Jersey--2.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	4,805,000	5,455,309
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/21	2,000,000	2,265,960
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	2,000,000	2,252,860
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.75	6/15/29	4,000,000	3,937,560
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,845,000	1,659,928
New York--1.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	2,000,000	2,115,560
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	4,000,000 c	4,256,120
North Carolina--.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,563,045
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,509,975
Ohio--2.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.75	6/1/34	7,500,000	6,553,575
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,522,450
Pennsylvania--67.6%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,325,000
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.38	3/1/11	2,500,000	2,642,525
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/14	2,500,000	2,655,550
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/16	1,360,000	1,444,619
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/18	2,560,000	2,760,653
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/22	6,860,000	7,205,538
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	6,149,000
Blair County
(Insured; AMBAC)	5.38	8/1/15	1,880,000	2,074,242

Blair County
(Insured; AMBAC)	5.38	8/1/16	1,980,000	2,189,959
Central Dauphin School District,
GO (Insured; MBIA)	6.75	2/1/16	5,000,000 b	6,088,950
Central Dauphin School District,
GO (Insured; MBIA)	7.00	2/1/16	1,630,000 b	2,010,980
Central Dauphin School District,
GO (Insured; MBIA)	7.50	2/1/16	3,100,000 b	3,923,236
Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,440,603
Central York School District,
GO (Insured; FGIC)	5.50	6/1/12	80,000 b	87,623
Central York School District,
GO (Insured; FGIC)	5.50	6/1/14	920,000	992,910
Chester County	5.00	8/15/18	4,545,000	4,894,738
Chichester School District,
GO (Insured; FSA)	5.25	3/15/24	1,355,000	1,441,219
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	1,485,000 b	1,652,894
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	6,515,000 b	7,251,586
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,596,240
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,163,350
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,192,208
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue (Insured; FGIC)	4.75	5/1/10	1,945,000	2,009,457
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; MBIA)	5.25	7/1/17	1,485,000	1,614,254
East Stroudsburg Area School
District, GO (Insured; FSA)	7.50	9/1/16	2,500,000 b	3,208,125
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,248,650
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,695,130
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,686,520
Erie County
(Insured; FGIC)	5.50	9/1/22	1,640,000	1,818,350
Fleetwood Area School District,
GO (Insured; FGIC)	5.00	4/1/11	1,500,000	1,588,470
Kennett Consolidated School
District, GO (Insured; FGIC)	5.50	2/15/12	1,310,000 b	1,422,870
Lancaster County Solid Waste
Management Authority, Resource

Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	3,940,000	3,986,807
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,353,262
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,080,180
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/10	1,500,000	1,560,435
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,929,617
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	2,300,000	2,350,623
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/35	1,500,000	1,530,705
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,408,701
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
FGIC)	4.75	2/15/27	2,000,000	1,965,800
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,196,467
Lower Merion School District,
GO	5.00	5/15/29	11,975,000	12,280,961
Montgomery County	5.00	9/15/10	1,165,000	1,233,898
Montgomery County	5.00	9/15/11	2,155,000	2,311,647
Muhlenberg School District,
GO (Insured; FGIC)	5.38	4/1/15	1,000,000	1,067,380
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/18	2,000,000	2,156,640
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/24	1,500,000	1,565,700
Northwestern Lehigh School
District, GO (Insured; FSA)	5.00	3/15/10	1,245,000	1,302,868
Owen J. Roberts School District,
GO (Insured; FSA)	5.50	8/15/12	1,440,000 b	1,583,064
Parkland School District,
GO (Insured; FGIC)	5.25	9/1/11	2,220,000	2,360,615
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/14	3,110,000	3,399,510
Parkland School District,

GO (Insured; FGIC)	5.38	9/1/16	1,490,000	1,636,765
Pennsylvania	5.25	2/1/11	7,850,000	8,366,687
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)	4.70	11/1/14	5,000,000	4,784,600
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,206,300
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured; MBIA)	5.60	11/15/10	2,000,000	2,001,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,272,430
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA)	5.30	5/1/10	3,035,000	3,071,784
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,219,310
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/10	2,785,000	2,919,710
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.75	6/15/10	3,045,000	3,236,805
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/11	2,935,000	3,112,656
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA)	5.25	4/1/14	960,000	971,395
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,865,223
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,626,298
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)

(Insured; AMBAC)	5.75	5/1/11	1,690,000 b	1,835,458
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.00	1/15/10	1,630,000	1,687,246
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,626,694
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,663,875
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,104,760
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,183,547
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,067,713
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,341,046
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	328,205
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.80	1/1/09	5,000,000	5,099,300
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,771,563
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; MBIA)	5.25	12/1/13	2,500,000 b	2,767,075
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,579,100
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,584,200
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,617,435
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/23	3,700,000	3,881,485
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,136,750
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.00	6/1/11	3,000,000	3,156,690
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/11	2,510,000	2,699,605
Pennsylvania Turnpike Commission,

Turnpike Revenue (Insured;
FGIC)	5.50	12/1/12	2,000,000	2,170,080
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/11	690,000 b	737,658
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/11	720,000 b	769,730
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/13	540,000	570,413
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/14	570,000	602,102
Philadelphia
(Insured; FSA)	5.25	3/15/09	235,000 b	243,462
Philadelphia
(Insured; FSA)	5.25	3/15/09	2,000,000 b	2,072,020
Philadelphia
(Insured; FSA)	5.25	3/15/09	1,000,000 b	1,036,010
Philadelphia
(Insured; FSA)	5.25	8/1/17	12,500,000	13,919,250
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.63	6/15/09	5,000,000	5,184,700
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,786,700
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,440,050
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.00	7/1/23	1,690,000	1,764,698
Philadelphia Authority for
Industrial Development,
Industrial and Commercial
Revenue (Girard Estates
Facilities Leasing Project)	5.00	5/15/19	2,400,000	2,403,504
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/20	3,380,000	3,439,488
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/22	3,150,000	3,176,051
Philadelphia Parking Authority,
Airport Parking Revenue
(Insured; AMBAC)	5.75	9/1/09	2,255,000	2,336,225
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,307,900
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,312,000

Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	3,000,000 b	3,241,350
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,310,000 b	1,426,171
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,770,000 b	1,926,964
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,543,120
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,140,720
Pocono Mountain School District,
GO (Insured; FSA)	5.00	9/1/22	5,270,000	5,575,818
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,010,700
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/10	3,035,000	3,072,270
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/11	3,195,000	3,233,851
Springfield School District,
GO (Insured; FSA)	4.75	3/15/12	1,085,000	1,153,008
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC)	5.00	11/15/14	1,265,000 b	1,393,398
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	5.00	6/1/13	5,000,000 b	5,420,950
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/13	195,000 b	213,870
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	910,006
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,733,060
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,465,528
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,400,000	2,386,440
Swarthmore Borough Authority,

College Revenue	5.50	9/15/11	17,500,000	18,955,125
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,076,510
Twin Valley School District,
GO (Insured; FSA)	5.25	10/1/15	1,000,000 b	1,124,010
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/11	1,430,000	1,513,798
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/18	2,870,000	3,079,539
Upper Merion Area School District,
GO (Insured; MBIA)	5.00	2/15/19	1,165,000	1,238,360
Warwick School District,
GO (Insured; FGIC)	5.25	2/15/11	1,000,000	1,068,290
Wilson Area School District,
GO (Insured; FGIC)	5.00	2/15/11	1,910,000	2,001,470
Wilson School District,
GO (Insured; FSA)	5.38	5/15/12	1,785,000 b	1,945,222
Wilson School District,
GO (Insured; FSA)	5.38	5/15/12	1,500,000 b	1,634,640
York County
(Insured; AMBAC)	5.00	6/1/17	1,100,000	1,173,975
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; FGIC)	5.50	12/1/14	1,000,000	1,102,830
South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,231,940
Texas--.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; FGIC)	5.50	11/1/31	2,000,000	1,999,900
Virginia--1.1%
Industrial Development Authority
of the County of Charles City,
Solid Waste Disposal Facility
Revenue (USA Waste of
Virginia, Inc. Project)	4.88	2/1/09	6,600,000	6,632,010
U.S. Related--12.9%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	4,090,000	4,111,186
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/18	9,545,000	10,023,205
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	7,500,000	8,089,500
Puerto Rico Commonwealth,
Public Improvement (Insured;

MBIA)	5.50	7/1/20	4,000,000	4,282,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	5,000,000 b	5,353,250
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/14	7,875,000	8,445,780
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/17	6,000,000	6,555,480
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/19	2,290,000	2,523,832
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,084,510
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,079,020
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,608,270
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,000,000	4,270,080
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,127,320
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	4,968,950
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.50	8/1/09	5,000,000	5,169,200
Total Long-Term Municipal Investments
(cost $568,900,160)				580,264,268
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.2%	Rate (%)	Date	Amount ($)	Value ($)

Illinois--.0%
Illinois Development Finance
Authority, Revenue (Saint
Augustine College Project)
(LOC; JPMorgan Chase Bank)	1.45	6/1/08	200,000 d	200,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	1.25	6/1/08	5,000 d	5,000
Pennsylvania--.2%
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	1.30	6/1/08	900,000 d	900,000
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)

	(LOC; Wachovia Bank) 1.65 6/1/08	300,000 d	300,000
Total Short-Term Municipal Investments
	(cost $1,405,000)		1,405,000
Total Investments (cost $570,305,160)		98.8%	581,669,268
Cash and Receivables (Net)		1.2%	7,262,943
Net Assets		100.0%	588,932,211

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
c	Subject to interest rate change on November 1, 2011.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $570,305,160. Net unrealized appreciation on investments was $11,364,108 of which $15,920,058 related to appreciated investment securities and $4,555,950 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2008

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/08 ($)

Financial Futures Short

U.S. Treasury 30 Year Bond	125	(14,308,594)	June 2008	723,826

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--87.2%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,404,102
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,309,892
Bellingham,
GO (Insured; AMBAC)	5.38	3/1/14	1,685,000	1,794,896
Boston,
GO	5.75	2/1/10	2,000,000	2,114,540
Boston,
GO	5.00	3/1/20	2,500,000	2,707,525
Boston,
GO	5.00	3/1/21	3,605,000	3,876,529
Boston Economic Development and
Industrial Corporation, Public
Parking Facility Bonds	4.50	6/1/10	3,000,000	3,113,700
Boston Water and Sewer Commission,
Revenue	9.25	1/1/11	100,000	113,422
Boston Water and Sewer Commission,
Revenue	5.00	11/1/19	2,170,000	2,317,799
Boston Water and Sewer Commission,
Revenue	5.00	11/1/23	3,920,000	4,112,707
Brockton
(Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,518,388
Burlington,
GO	5.25	2/1/12	200,000	216,320
Burlington,
GO	5.25	2/1/13	250,000	274,295
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	549,627
Cohasset,
GO	5.00	6/15/22	895,000	937,897
Cohasset,
GO	5.00	6/15/23	895,000	937,217
Everett,
GO (Insured; FGIC)	5.38	12/15/17	1,250,000	1,367,762
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/16	1,580,000	1,748,238
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/18	505,000	549,132
Hingham,
GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,771,451
Holden
(Municipal Purpose Loan)

(Insured; FGIC)	6.00	3/1/10	1,000,000 a	1,073,350
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	694,759
Ipswich,
GO (Insured; FGIC)	5.00	11/15/14	500,000	550,840
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	535,214
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	553,182
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	613,086
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	612,121
Malden,
GO (Insured; FGIC)	5.00	8/1/18	2,260,000	2,408,459
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,506,000
Marblehead,
GO	5.00	8/15/18	1,340,000	1,438,075
Marblehead,
GO	5.00	8/15/22	1,750,000	1,834,577
Mashpee,
GO (Insured; FGIC)	5.63	11/15/10	500,000 a	543,045
Massachusetts
(Insured; AMBAC)	5.50	10/1/18	5,225,000	5,992,605
Massachusetts
(Insured; FSA)	5.25	9/1/22	2,275,000	2,549,888
Massachusetts
(Insured; XLCA)	6.75	12/1/12	2,470,000 b	2,588,683
Massachusetts,
Consolidated Loan	5.75	6/1/10	5,000,000 a	5,318,350
Massachusetts,
Consolidated Loan	5.25	11/1/12	2,000,000 a	2,170,420
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,600,000 a	2,846,740
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,500,000 a	2,737,250
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,500,000 a	1,654,875
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,800,000 a	1,985,850
Massachusetts,
Consolidated Loan	5.00	8/1/16	1,000,000 a	1,110,230
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,140,270
Massachusetts,
Consolidated Loan	5.00	9/1/18	5,000,000	5,395,350
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	2,500,000	2,790,125
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,181,929

Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	1/1/13	5,000,000 a	5,426,050
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	5,825,000	6,346,279
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.50	1/1/12	1,500,000	1,630,815
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.00	8/1/12	1,580,000 a	1,692,796
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.00	8/1/12	420,000 a	449,984
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.50	11/1/12	3,000,000	3,314,340
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	4,335,000	4,457,030
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,680,500
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,534,680
Massachusetts,
Federal Highway, GAN (Insured;
MBIA, Inc.)	5.13	6/15/15	500,000	513,070
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	2,500,000 a	2,734,100
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	7.42	1/1/16	3,540,000 b	3,651,829
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,836,220
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,111,560
Massachusetts,
Special Obligation Revenue
(Insured; FGIC)	5.38	6/1/12	5,000,000 a	5,415,700
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/10	2,835,000 a	3,031,551
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	174,948
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,045,000 a	1,162,280
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,112,230
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/15	5,000,000 a	5,534,700
Massachusetts Bay Transportation

Authority, General
Transportation System
(Insured; FGIC)	5.25	3/1/15	1,000,000	1,110,730
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	3,868,480
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,858,875
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,251,620
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,735,038
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)	5.00	9/1/11	500,000 a	533,615
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,443,638
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,506,342
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,058,130
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,051,860
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)	5.75	7/1/10	1,000,000 a	1,078,860
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,380,000	1,256,297
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,062,590
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/19	1,000,000	1,100,790
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,947,384
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,056,830
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	506,934
Massachusetts Development Finance

Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	981,800
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	905,490
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.00	7/1/08	310,000	310,707
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.40	1/1/10	370,000 a	397,447
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.50	1/1/10	395,000 a	424,913
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	7/1/10	350,000	375,420
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000 a	1,162,300
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,839,265
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,026,350
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	2,000,000	2,029,700
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,075,530
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.85	7/1/09	1,000,000 a	1,049,760
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	926,980
Massachusetts Development Finance
Agency, RRR (Waste Management
Inc. Project)	6.90	12/1/09	1,000,000	1,040,140
Massachusetts Development Finance

Agency, SWDR (Waste Management
Inc. Project)	5.45	6/1/14	1,000,000	1,004,310
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	715,000	728,928
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	6.20	7/1/13	90,000	90,367
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/22	1,080,000	1,119,064
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,254,583
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,038,660
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; MBIA, Inc.)	5.25	7/1/20	1,000,000 c	1,037,630
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; MBIA, Inc.)	5.25	7/1/23	1,000,000 c	1,021,160
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,906,970
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,075,240
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,492,350
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,091,760
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,029,520
Massachusetts Health and

Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	505,070
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	5,335,000	5,890,053
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	510,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	470,020
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA, Inc.)	5.50	10/1/09	420,000	436,288
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,638,942
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,092,631
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,596,225
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,021,920
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,286,203
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	258,850
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,126,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,024,900

Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	1,940,660
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	885,260
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,046,470
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	6.75	7/1/10	1,570,000 a	1,704,298
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,790,000	1,839,673
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,137,518
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	192,024
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,700,000	1,719,380
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	775,000 a	803,404
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	785,000 a	813,770
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	509,405
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,263,688
Massachusetts Industrial Finance
Agency, Revenue (Tufts
University Issue) (Insured;
MBIA, Inc.)	5.50	2/15/11	500,000	536,510
Massachusetts Industrial Finance
Agency, Revenue (Wentworth
Institute of Technology Inc.
Issue)	5.55	10/1/08	500,000 a	515,905
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/12	2,000,000	2,154,220
Massachusetts Municipal Wholesale
Electric Company, Power Supply

Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/14	5,000,000	5,322,550
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; MBIA, Inc.)	5.00	7/1/11	120,000	127,093
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue) (Insured;
MBIA, Inc.)	5.00	7/1/10	1,635,000	1,702,624
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,500,000 a	2,669,950
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,794,490
Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,312,551
Massachusetts Port Authority,
Revenue (Insured; MBIA, Inc.)	5.00	7/1/09	1,830,000	1,889,054
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,002,635
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,313,040
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/22	3,500,000	3,725,540
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,096,631
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/18	5,000,000	5,384,750
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,109,960
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.00	1/1/20	5,000,000	5,454,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/11	4,000,000	4,341,280
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,821,350
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/11	335,000 a	358,400
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/12	3,910,000 a	4,189,135
Massachusetts Water Pollution

Abatement Trust (Pooled Loan
Program)	5.63	8/1/13	25,000	26,738
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/14	1,105,000	1,177,554
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	1,330,000 a	1,480,543
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.50	8/1/14	30,000	31,307
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	170,000	187,233
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/18	75,000	79,991
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	2,000,000	2,037,500
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	539,100
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,659
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	100,000	108,374
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	560,520
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	6.00	8/1/14	1,000,000	1,152,980
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/19	1,500,000	1,654,530
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/21	1,000,000	1,086,620
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/24	2,500,000	2,684,125
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured;
MBIA, Inc.)	5.50	8/1/11	1,000,000	1,084,310
Middleborough,
GO (Insured; MBIA, Inc.)	5.00	12/15/16	1,000,000	1,111,700

Middleborough,
GO (Insured; MBIA, Inc.)	5.00	12/15/18	1,275,000	1,392,683
Milton School,
GO	5.00	3/1/23	500,000	522,975
Milton School,
GO	5.00	3/1/24	500,000	521,185
Milton School,
GO	5.00	3/1/25	500,000	519,700
Northampton,
GO (Insured; MBIA, Inc.)	5.13	10/15/16	1,985,000	2,190,051
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,071,490
Pembroke,
GO (Insured; MBIA, Inc.)	4.50	8/1/13	695,000	742,385
Pembroke,
GO (Insured; MBIA, Inc.)	5.00	8/1/20	960,000	1,032,806
Pittsfield,
GO (Insured; MBIA, Inc.)	5.00	4/15/12	1,000,000	1,064,810
Pittsfield,
GO (Insured; MBIA, Inc.)	5.50	4/15/14	500,000	542,930
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,128,098
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	505,288
Sandwich,
GO (Insured; MBIA, Inc.)	5.75	8/15/10	1,050,000 a	1,136,226
Springfield
(Municipal Purpose Loan)
(Insured; FGIC)	5.50	8/1/11	1,500,000 a	1,626,390
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,219,415
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,276,570
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,072,130
Westfield,
GO (Insured; FGIC)	6.50	5/1/10	735,000 a	799,687
Worcester,
GO (Insured; FGIC)	5.63	8/15/10	1,000,000 a	1,079,440
Worcester,
GO (Insured; FGIC)	5.00	4/1/18	625,000	667,031
Worcester,
GO (Insured; MBIA, Inc.)	5.25	8/15/16	1,000,000	1,094,290
Worcester,
GO (Insured; MBIA, Inc.)	5.25	8/15/17	1,000,000	1,092,830
Worcester,
GO (Municipal Purpose Loan)
(Insured; MBIA, Inc.)	6.25	7/1/10	755,000	811,225
U.S. Related--9.6%
Guam Economic Development

Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	267,005
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	324,282
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,283,523
Puerto Rico Commonwealth
(Insured; MBIA, Inc.)	6.25	7/1/11	1,050,000	1,137,570
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/14	2,500,000	2,557,125
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	1,500,000	1,507,770
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/15	1,350,000	1,489,590
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.50	7/1/14	500,000	539,300
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.50	7/1/15	1,135,000	1,229,648
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.00	7/1/17	1,000,000	1,055,650
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,295,285
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,079,020
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,099,700
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,045,260
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,423,222
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	540,000	564,732
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	460,000	478,257
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.00	7/1/11	4,000,000	4,231,360
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue

(Insured; FGIC)	5.25	7/1/15	1,905,000	2,023,891
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,637,079
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/18	1,300,000	1,316,705
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,250,779
Total Long-Term Municipal Investments
(cost $362,405,356)				369,916,643
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Chelsea,
LR (Massachusetts Information
Technolgy Center Project)
(Insured; FSA)	3.12	7/5/08	4,800,000 d,e	4,800,000
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	1.40	6/1/08	300,000 d	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.60	6/1/08	2,300,000 d	2,300,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	1.50	6/1/08	600,000 d	600,000
Total Short-Term Municipal Investments
(cost $8,000,000)				8,000,000
Total Investments (cost $370,405,356)			98.9%	377,916,643
Cash and Receivables (Net)			1.1%	4,073,431
Net Assets			100.0%	381,990,074

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
b	Variable rate security--interest rate subject to periodic change.
c	Purchased on a delayed delivery basis.
d	Securities payable on demand. Variable interest rate--subject to periodic change.
e	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $4,800,000 representing 1.3% of net assets (see below).

Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Chelsea, LR (Massachusetts Information
Technology Center Project)	1/10/08-2/1/08	100.00	1.3	100.00

† Average cost per unit.
†† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $370,405,356. Net unrealized appreciation investments was $7,511,287 of which $8,952,713 related to appreciated investment securities and $1,441,426 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance
Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2008

		Market Value		Unrealized
		Covered by		Appreciation
Financial Futures Short	Contracts	Contracts ($)	Expiration	at 5/31/2008 ($)

U.S. Treasury 30 Year Bond	100	(11,446,875)	June 2008	576,061

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
May 31, 2008 (Unaudited)

Common Stocks--39.2%	Shares	Value ($)

Consumer Discretionary--3.9%
Darden Restaurants	23,225	795,456
Discovery Holding, Cl. A	26,640 a	697,702
Family Dollar Stores	38,580	825,612
Gap	56,980	1,039,885
McDonald's	27,890	1,654,435
Newell Rubbermaid	36,880	740,550
News, Cl. B	80,160	1,490,976
NIKE, Cl. B	10,990 b	751,386
Omnicom Group	45,600	2,234,856
Ross Stores	33,990	1,244,714
Starwood Hotels & Resorts
Worldwide	18,290	885,236
TJX Cos.	34,860	1,117,612
		13,478,420
Consumer Staples--3.9%
Coca-Cola Enterprises	47,920	965,109
ConAgra Foods	44,140	1,040,821
CVS Caremark	55,600	2,379,124
Kroger	39,350	1,087,634
Molson Coors Brewing, Cl. B	14,600	846,800
PepsiCo	14,430	985,569
Philip Morris International	40,200 a	2,116,932
Procter & Gamble	1	66
SUPERVALU	25,870	907,261
SYSCO	23,500	725,210
Wal-Mart Stores	43,000	2,482,820
		13,537,346
Energy--5.3%
Anadarko Petroleum	13,350	1,000,850
Chesapeake Energy	16,720	915,754
Chevron	29,950	2,969,543
ConocoPhillips	38,610	3,594,591
ENSCO International	20,620 b	1,481,135
Hess	17,390	2,135,666
Marathon Oil	26,800	1,377,252
National Oilwell Varco	14,990 a	1,248,967
Valero Energy	10,820	550,089
Williams	29,370	1,117,235
XTO Energy	31,620	2,011,664
		18,402,746
Financial--6.2%
American International Group	36,576	1,316,736
Bank of America	62,421	2,122,938
Chubb	35,530	1,910,093
Citigroup	64,266	1,406,783

Discover Financial Services	39,600	679,140
Goldman Sachs Group	13,130	2,316,263
JPMorgan Chase & Co.	78,412	3,371,716
MetLife	36,700	2,203,101
Morgan Stanley	35,190	1,556,454
PNC Financial Services Group	17,170	1,103,173
U.S. Bancorp	40,780	1,353,488
Wachovia	23,560	560,728
Wells Fargo & Co.	54,940	1,514,696
		21,415,309
Health Care--4.8%
Baxter International	26,670	1,629,537
Becton, Dickinson & Co.	9,470	799,742
Covidien	15,652	784,008
Hospira	27,630 a	1,158,802
Humana	21,020 a	1,073,071
Johnson & Johnson	34,460	2,299,860
Laboratory Corp. of America
Holdings	11,000 a,b	811,690
Medtronic	20,930	1,060,523
Merck & Co.	48,720	1,898,131
Pfizer	94,490	1,829,326
Schering-Plough	47,050	959,820
St. Jude Medical	17,680 a	720,460
Thermo Fisher Scientific	27,990 a	1,651,970
		16,676,940
Industrial--4.5%
Cooper Industries, Cl. A	13,030	607,589
Eaton	17,710	1,712,203
Emerson Electric	27,450	1,597,041
General Electric	66,320	2,037,350
Goodrich	16,060	1,040,849
L-3 Communications Holdings	17,170	1,843,886
Lockheed Martin	12,900	1,411,776
Terex	13,690 a	976,782
Textron	25,260	1,580,013
Tyco International	40,122	1,813,113
United Technologies	9,810	696,902
US Airways Group	32,560 a,b	128,938
		15,446,442
Information Technology--6.4%
Accenture, Cl. A	19,480	795,173
Adobe Systems	27,910 a	1,229,714
Akamai Technologies	29,560 a,b	1,154,318
Alliance Data Systems	11,740 a	704,869
Amphenol, Cl. A	15,740	733,956
Apple	16,390 a	3,093,613
Cisco Systems	68,390 a	1,827,381
Global Payments	15,860	748,909
Intel	111,860	2,592,915
McAfee	27,910 a	1,011,738
Microsoft	103,600	2,933,952

Oracle	64,710 a	1,477,976
QUALCOMM	35,030	1,700,356
Research In Motion	9,870 a	1,370,647
Visa, Cl. A	13,750	1,187,450
		22,562,967
Materials--1.5%
Air Products & Chemicals	14,230	1,450,321
Allegheny Technologies	12,310 b	923,250
Cia Vale do Rio Doce (Preferred),
Cl. A, ADR	50,360	2,003,321
Freeport-McMoRan Copper & Gold	7,650	885,182
		5,262,074
Telecommunication Services--1.4%
AT & T	79,437	3,169,536
Sprint Nextel	2	19
Verizon Communications	40,860	1,571,884
		4,741,439
Utilities--1.3%
Exelon	20,510	1,804,880
Sempra Energy	47,120	2,724,007
		4,528,887
Total Common Stocks
(cost $113,468,724)		136,052,570

	Coupon	Maturity	Principal
Bonds and Notes--38.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset - Backed Ctfs.--.3%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	216,325	216,642
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	685,000	684,938
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	264,970	264,962
				1,166,542
Asset-Backed Ctfs./Auto Receivables--1.3%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	860,000	832,155
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	241,419	242,334
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	444,996
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	955,000	961,661
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	495,000	484,535
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	550,000	554,634
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	1,145,000	1,157,520
				4,677,835
Commercial & Professional Services--.4%
Seminole Tribe of Florida,

Notes	5.80	10/1/13	1,460,000 c	1,459,241
Commercial Mortgage Pass-Through Ctfs.--.6%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	448,996
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	660,000 d	656,300
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	697,771
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	395,000	390,731
				2,193,798
Diversified Financial Services--3.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	1,075,000	1,029,590
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	400,000 c	383,832
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	455,000 c	436,231
AXA Financial,
Unscd. Notes	7.75	8/1/10	840,000	896,014
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000	944,809
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	980,000	967,103
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	710,000	716,449
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	600,000 b	497,775
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	465,411
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	430,000	403,954
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	220,000 b	209,044
Diageo Finance,
Gtd. Notes	5.50	4/1/13	590,000	601,530
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	564,701
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	420,000	401,360
HSBC Holdings,
Sub. Notes	6.50	9/15/37	500,000	466,928
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	855,000	845,073
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	680,000	732,127
JP Morgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	750,000 b	758,194
Morgan Stanley,

Sub. Notes	4.75	4/1/14	1,185,000	1,093,807
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	900,000	899,117
				13,313,049
Food & Beverages--.2%
Pepsico,
Unscd. Notes	5.00	6/1/18	730,000	711,219
Foreign/Governmental--.5%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	580,000	670,783
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000 b	849,750
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	202,298
				1,722,831
Health Care--.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	550,444
Industrials--1.1%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	574,836
Devon Financing,
Gtd. Notes	6.88	9/30/11	600,000	635,510
Emerson Electric,
Sr. Unscd. Notes	4.75	10/15/15	670,000	648,713
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	490,000	495,798
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	590,000	582,544
United Technologies,
Notes	6.13	7/15/38	720,000	707,203
				3,644,604
Media & Telecommunications--1.4%
AT&T,
Sr. Unscd. Notes	6.50	9/1/37	420,000	413,358
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	600,000	613,852
Comcast,
Gtd. Notes	5.90	3/15/16	1,045,000	1,042,186
News America Holdings,
Gtd. Debs.	7.60	10/11/15	665,000	719,862
News America,
Gtd. Notes	6.15	3/1/37	350,000	324,501
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	718,293
Time Warner,
Gtd. Debs.	6.50	11/15/36	315,000	288,382
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	615,000	601,760
				4,722,194
Real Estate Investment Trusts--.4%
ERP Operating,

Sr. Unscd. Notes	6.95	3/2/11	750,000	776,288
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	750,000	752,799
				1,529,087
Residential Mortgage Pass-Through Ctfs.--.3%
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	133,090	118,253
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.14	8/25/34	845,000 d	844,116
				962,369
Retail--.3%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	1,105,000	1,133,463
Technology--.9%
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	800,000	811,517
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	650,000	708,117
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	702,817
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	1,065,000	1,060,540
				3,282,991
U.S. Government Agencies--2.5%
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	635,000	661,319
Federal Home Loan Banks,
Bonds	5.65	4/20/22	1,175,000	1,190,757
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	440,000	444,839
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	700,000	712,107
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	850,000	855,950
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	660,000	663,127
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	1,175,000	1,200,559
Federal National Mortgage
Association, Notes	5.25	3/5/14	2,030,000	2,085,612
Federal National Mortgage
Association, Notes	5.38	4/11/22	1,010,000	1,010,416
				8,824,686
U.S. Government Agencies/Mortgage-Backed--15.5%
Federal Home Loan Mortgage Corp:
4.50%, 3/1/21			2,033,749	1,984,374
5.00%, 10/1/18			811,414	811,506
5.08%, 10/1/35			902,319 [d]	918,678
5.50%, 3/1/35 - 12/1/37			3,698,401	3,678,839
5.77%, 4/1/37			1,239,858 [d]	1,270,044

5.94%, 5/1/37			1,096,961 d	1,117,667
6.00%, 5/1/37 - 12/1/37			3,516,272	3,574,291
7.00%, 8/1/29 - 8/1/36			365,408	385,924
Federal National Mortgage Association:
4.01%, 3/1/35			714,124 d	722,426
4.50%, 1/1/36			1,161,931	1,086,248
4.58%, 3/1/35			295,344 d	298,017
4.92%, 9/1/35			970,400 d	982,958
4.99%, 10/1/35			803,025 d	816,967
5.50%, 7/1/35 - 3/1/38			10,573,043	10,517,051
5.70%, 4/1/37			1,125,785 d	1,144,801
5.71%, 5/1/37			1,259,054 d	1,291,339
5.98%, 5/1/37			1,222,167 d	1,246,334
6.00%, 4/1/33 - 10/1/37			4,327,903	4,401,227
6.01%, 8/1/37			1,901,237 d	1,943,806
6.50%, 10/1/36 - 4/1/38			6,131,008	6,328,404
7.00%, 6/1/32			149,005	157,976
7.50%, 7/1/32			103,910	111,581
Government National Mortgage Association I:
5.00%, 11/15/34 - 4/15/38			5,897,027	5,760,883
5.50%, 2/15/36			878,722	880,606
6.00%, 10/15/08 - 7/15/34			1,578,021	1,610,505
7.00%, 5/15/23 - 11/15/23			255,005	273,633
9.00%, 12/15/09			35,077	35,209
				53,351,294
U.S. Government Securities--9.1%
U.S. Treasury Bonds	4.50	2/15/36	2,960,000 b	2,864,957
U.S. Treasury Inflation Protected
Securities, Notes	2.38	1/15/17	1,370,421 b,e	1,472,025
U.S. Treasury Inflation Protected
Securities, Bonds	2.38	1/15/27	1,370,421 b,e	1,425,880
U.S. Treasury Notes	3.50	2/15/18	450,000 b	430,137
U.S. Treasury Notes	3.88	5/15/18	260,000 b	256,446
U.S. Treasury Notes	4.00	11/15/12	3,830,000 b	3,943,406
U.S. Treasury Notes	4.00	2/15/14	5,295,000 b	5,426,136
U.S. Treasury Notes	4.25	1/15/11	5,000 b	5,193
U.S. Treasury Notes	4.50	5/15/17	3,390,000 b	3,507,592
U.S. Treasury Notes	4.63	8/31/11	6,440,000	6,744,895
U.S. Treasury Notes	4.63	2/29/12	5,000,000 b	5,251,565
				31,328,232
Total Bonds and Notes
(cost $133,884,614)				134,573,879

Other Investment--22.1%			Shares	Value ($)

Registered Investment Company;
BNY Mellon Emerging Markets Fund			631,848 f	12,687,510
BNY Mellon International Fund			2,145,525 f	30,852,649
BNY Mellon Mid Cap Stock Fund			1,778,219 f	21,996,570
BNY Mellon Small Cap Stock Fund			851,760 f	10,229,643
Dreyfus Institutional Preferred
Plus Money Market Fund			1,046,000 g	1,046,000
Total Other Investment

(cost $75,452,918)		76,812,372

Investment of Cash Collateral for
Securities Loaned--6.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $22,415,156)	22,415,156 [g]	22,415,156

Total Investments (cost $345,221,412)	106.6%	369,853,977
Liabilities, Less Cash and Receivables	(6.6%)	(22,928,504)
Net Assets	100.0%	346,925,473

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$21,730,380 and the total market value of the collateral held by the fund is $22,415,156.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $2,279,304 or 0.7% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated mutual fund.
g	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $345,221,412.
Net unrealized appreciation on investments was $24,632,565 of which $33,199,546 related to appreciated investment securities and $8,566,981 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--24.0%	Principal Amount ($)	Value ($)

ABN AMRO Bank
3.03%, 10/24/08	15,000,000	15,001,190
Banco Santander Puerto Rico (Yankee)
2.56% - 2.88%, 9/4/08 - 3/11/09	30,000,000	30,004,648
Bank of Nova Scotia (Yankee)
5.16%, 5/8/09	20,000,000	20,003,649
Barclays Bank PLC
5.20%, 6/16/08	8,250,000	8,251,381
BNP Paribas (Yankee)
4.75% - 5.36%, 6/20/08 - 7/3/08	45,000,000	45,001,730
Canadian Imperial Bank of Commerce
4.46%, 11/28/08	27,000,000	27,001,292
Citibank (South Dakota) N.A., Sioux Falls
2.81%, 9/8/08	30,000,000	30,000,000
Credit Suisse Group
2.89%, 7/12/08	45,000,000 a	45,031,885
Dexia Credit Local
2.76%, 7/14/08	30,000,000	30,000,178
Harris Trust and Savings Bank
5.40%, 6/6/08	10,000,000	10,000,000
Royal Bank of Canada
2.88%, 6/18/08	25,000,000 a	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $285,295,953)		285,295,953
Commercial Paper--71.6%

ABN-AMRO North America Finance Inc.
2.60%, 9/8/08	35,000,000	34,749,750
American Express Company
2.05%, 6/3/08	25,000,000	24,997,153
American Express Credit Corp.
2.53%, 6/18/08	20,000,000	19,976,106
ANZ National (International) Ltd.
2.75%, 9/8/08	45,000,000 b	44,659,687
Banco Bilbao Vizcaya Argentaria Puerto Rico
2.40%, 6/19/08	20,000,000 b	19,976,000
Banco Santander Puerto Rico
3.05%, 9/8/08	20,000,000	19,832,250
Bank of Nova Scotia
2.28%, 6/25/08	40,000,000	39,939,200
Bank of Scotland PLC
2.80%, 6/9/08	37,000,000	36,976,978
Banque et Caisse d'Epargne de l'Etat
2.57%, 8/6/08	50,000,000	49,764,417
Calyon
2.65%, 9/3/08	30,000,000	29,792,808
DEPFA BANK PLC

2.57% - 4.71%, 6/9/08 - 6/20/08	60,000,000 b	59,908,292
Deutsche Bank Financial LLC
2.15%, 6/2/08	50,000,000	49,997,014
Fortis Banque Luxembourg S.A.
2.55% - 2.78%, 6/9/08 - 7/10/08	55,000,000	54,907,708
Kredietbank N.A. Finance Corp.
2.29%, 6/30/08	20,000,000	19,963,106
Lloyds TSB Bank PLC
2.59%, 6/10/08	50,000,000	49,967,625
Los Angeles Department of Airports
2.50% - 2.55%, 6/3/08 - 7/3/08	50,275,000	50,233,958
Northern California Transmission Agency
2.55%, 6/10/08	12,300,000	12,300,000
Royal Bank of Scotland PLC
2.23%, 6/30/08	50,000,000	49,910,181
Salvation Army
2.62%, 6/6/08	14,000,000	14,000,000
Societe Generale N.A. Inc.
2.13% - 2.82%, 6/6/08 - 6/11/08	40,000,000	39,978,417
UBS Finance (Delaware) LLC
2.60%, 6/16/08	30,000,000	29,967,563
UBS Finance Delaware LLC
4.43%, 8/12/08	15,000,000	14,867,100
Westpac Banking Corp.
2.84%, 7/2/08	40,000,000 b	40,000,000
Yale University
2.35%, 7/2/08	42,200,000	42,114,593
Total Commercial Papers
(cost $848,779,906)		848,779,906
Notes--3.9%

Cleveland Ohio Airport System
2.37%, 6/7/08	1,600,000 a	1,600,000
General Secretariat of American States
2.45%, 6/7/08	4,280,000 a	4,280,000
Greater Orlando Aviation Authority FL
2.76%, 10/1/08	5,000,000 a	5,000,000
HSBC Finance Corporation
6.40% - 6.50%, 6/17/08 - 11/17/08	19,600,000 a	19,754,447
Mullenix St. Charles Properties LP
2.38%, 6/7/08	7,000,000 a	7,000,000
New Jersey Economic Development Authority
2.78%, 6/12/08	3,000,000 a	3,000,000
Pitney Road Partners LLC
2.65%, 6/7/08	5,725,000 a	5,725,000
Total Notes
(cost $46,359,447)		46,359,447
Total Investments (cost $1,180,435,306)	99.5%	1,180,435,306
Cash and Receivables (Net)	.5%	5,963,563
Net Assets	100.0%	1,186,398,869
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $164,543,979 or 13.9% of net assets.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--104.6%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.8%
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)		5.00	2/1/09	3,935,000 a	4,074,007
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System, Inc.)		1.57	6/7/08	25,000,000 b	25,000,000

Arizona--.3%
McAllister Academic Village LLC,
Revenue (Arizona State
University McAllister Academic
Village Project) (Insured;
AMBAC and Liquidity Facility;
State Street Bank and Trust
Co.)		3.75	6/7/08	4,995,000 b	4,995,000

Colorado--5.9%
Central Platte Valley Metropolitan
District, GO (Liquidity
Facility; BNP Paribas)		3.50	12/1/08	9,200,000	9,200,000
Central Platte Valley Metropolitan
District, GO (LOC; U.S. Bank
NA)		3.50	12/1/08	1,490,000	1,490,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Facilities Revenue
(Campus Village Apartments
Project) (LOC; Citibank NA)		1.62	6/7/08	22,865,000 b	22,865,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)		1.67	6/7/08	6,150,000 b	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)		1.67	6/7/08	7,400,000 b	7,400,000
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Expansion
Project) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)		1.60	6/7/08	25,000,000 b	25,000,000
Westminster Economic Development
Authority, Tax Increment

Revenue (North Huron Urban
Renewal Project) (LOC; DEPFA
Bank PLC)	1.65	6/7/08	22,650,000 b	22,650,000

Connecticut--1.2%
Connecticut,
GO Notes (Liquidity Facility;
Bayerische Landesbank)	1.45	6/7/08	19,350,000 b	19,350,000

District of Columbia--1.8%
District of Columbia,
GO (Insured; CIFG and
Liquidity Facility; Citibank
NA)	1.65	6/7/08	10,025,000 b,c	10,025,000
District of Columbia,
Multimodal GO Notes, Refunding
(LOC; Allied Irish Banks)	1.65	6/7/08	4,285,000 b	4,285,000
District of Columbia,
Multimodal GO Notes, Refunding
(LOC; Dexia Credit Locale)	1.65	6/7/08	15,000,000 b	15,000,000

Florida--10.3%
Brevard County Health Facilities
Authority, Revenue (Wuesthoff
Memorial Hospital) (LOC;
Wachovia Bank)	1.60	6/7/08	13,395,000 b	13,395,000
Eclipse Funding Trust
(Golden Knights Corporation
Master Lease Program)
(Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	1.65	6/7/08	24,240,000 b,c	24,240,000
Florida Keys Aqueduct Authority,
Water Revenue (Insured; FGIC
and Liquidity Facility;
Citibank NA)	1.65	6/7/08	9,775,000 b,c	9,775,000
Orange County Industrial
Development Authority,
Revenue, Refunding (Lake
Highland Preparatory School,
Inc. Project) (LOC; Bank of
America)	1.55	6/7/08	17,000,000 b	17,000,000
Palm Beach County,
Revenue, Refunding (Saint
Andrew's School of Boca Raton,
Inc. Project) (LOC; Bank of
America)	1.55	6/7/08	10,000,000 b	10,000,000
Polk County School District,
Sales Tax Revenue (Insured;
FSA)	4.00	10/1/08	7,815,000	7,832,729
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	1.65	6/1/08	15,000,000 b	15,000,000

Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	1.62	6/7/08	10,000,000 b	10,000,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	4.25	6/1/08	11,700,000 b	11,700,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	1.68	6/7/08	13,000,000 b	13,000,000
UCF Health Facilities Corporation,
Capital Improvement Revenue
(UCF Health Sciences Campus at
Lake Nona Project) (LOC; Fifth
Third Bank)	1.62	6/7/08	10,000,000 b	10,000,000
University of South Florida
Financing Corporation,
COP (University of South
Florida Financing Corporation
Master Lease Program) (LOC;
Wachovia Bank)	1.60	6/7/08	11,625,000 b	11,625,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wachovia
Bank)	1.60	6/7/08	11,625,000 b	11,625,000

Georgia--8.4%
Atlanta,
Tax Allocation Revenue
(Westside Project) (LOC;
Wachovia Bank)	1.60	6/7/08	25,770,000 b	25,770,000
Atlanta,
Water and Wastewater Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.50	6/1/08	4,300,000 b	4,300,000
Atlanta,
Water and Wastewater Revenue,
CP (LOC: Bank of America,
Dexia Credit Locale, JPMorgan
Chase Bank and Lloyds TSB Bank
PLC)	3.35	7/29/08	9,111,000	9,111,000
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	1.77	6/7/08	6,530,000 b	6,530,000
De Kalb County Housing Authority,
MFHR, Refunding (Wood Terrace

Apartment Project) (LOC;
Wachovia Bank)	1.74	6/7/08	15,935,000 b	15,935,000
Fulton County Development
Authority, Revenue (Saint
George Village Catholic
Continuing Care Retirement
Communities, Inc. Project)
(LOC; Bank of America)	1.55	6/7/08	13,075,000 b	13,075,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	1.50	6/7/08	25,000,000 b	25,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	1.60	6/7/08	36,200,000	36,200,000

Hawaii--1.1%
Honolulu City and County,
CP (LOC; Westdeutsche
Landesbank)	1.70	9/3/08	17,500,000	17,500,000

Illinois--10.1%
Chicago,
GO (Insured; MBIA and
Liquidity Facility; Citigroup)	1.68	6/7/08	9,995,000 b,c	9,995,000
Chicago,
Second Lien Water Revenue
(LOC; JPMorgan Chase Bank)	1.60	6/7/08	34,455,000 b	34,455,000
Illinois Development Finance
Authority, Revenue (Saint
Augustine College Project)
(LOC; JPMorgan Chase Bank)	1.45	6/1/08	4,745,000 b	4,745,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	1.95	5/5/09	18,000,000	18,000,000
Illinois Finance Authority,
Revenue (Chicago Symphony
Orchestra) (LOC; Royal Bank of
Scotland)	1.60	6/7/08	8,000,000 b	8,000,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	1.25	6/1/08	19,060,000 b	19,060,000
Illinois Health Facilities
Authority, Revenue (Ingalls
Memorial Hospital) (LOC;
Northern Trust Co.)	1.67	6/7/08	13,300,000 b	13,300,000
Illinois Health Facilities
Authority, Revenue (The
University of Chicago
Hospitals and Health System)

(Insured; MBIA and Liquidity
Facility; Bank One)	1.70	6/1/08	20,930,000 b	20,930,000
Kane County Forest Preserve
District, GO Notes	4.50	12/15/08	2,490,000	2,505,005
Regional Transportation Authority,
GO, Refunding (Liquidity
Facility; DEPFA Bank PLC)	1.60	6/7/08	26,440,000 b	26,440,000
Will County,
Revenue (University of Saint
Francis Project) (LOC; Fifth
Third Bank)	1.62	6/7/08	6,000,000 b	6,000,000

Indiana--1.5%
Indianapolis,
MFHR, Refunding (Lakeside
Pointe and Fox Club) (LOC;
FNMA)	1.60	6/7/08	15,000,000 b	15,000,000
Lawrenceburg,
PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	1.65	6/7/08	8,600,000 b	8,600,000

Iowa--.5%
Iowa Finance Authority,
Private College Revenue,
Refunding (Drake University
Project) (LOC; Wells Fargo
Bank)	2.60	6/1/08	8,750,000 b	8,750,000

Kansas--2.5%
Olathe,
GO Temporary Notes	2.75	6/1/09	40,000,000	40,322,152

Kentucky--3.0%
Danville,
Multi-City LR, CP (LOC; Fifth
Third Bank)	1.00	7/8/08	49,000,000	49,000,000

Louisiana--.6%
Plaquemines Port Harbor and
Terminal District, Port
Facilities Revenue, Refunding
(International Marine
Terminals Project) (LOC; KBC
Bank)	3.65	3/15/09	10,000,000	10,000,000

Maine--.5%
Cumberland County,
GO Notes, TAN	3.00	11/10/08	7,500,000	7,524,398

Maryland--2.6%
Maryland Health and Higher
Educational Facilities

Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Bank of America)	1.50	6/7/08	31,670,000 b	31,670,000
Montgomery County,
GO Notes, Refunding
(Consolidated Public
Improvement)	2.75	1/1/09	9,935,000	9,977,670

Massachusetts--1.9%
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	1.64	6/7/08	4,000,000 b	4,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Banknorth NA)	1.55	6/7/08	7,800,000 b	7,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	1.65	6/1/08	1,500,000 b	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	1.10	6/7/08	16,650,000 b	16,650,000

Michigan--2.6%
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (LOC; Dexia Credit
Locale)	1.60	6/7/08	8,000,000 b	8,000,000
Macomb County Hospital Finance
Authority, HR, Refunding
(Mount Clemens General
Hospital) (LOC; Comerica Bank)	1.45	6/1/08	1,275,000 b	1,275,000
Michigan Building Authority,
Multi-Modal Revenue
(Facilities Program) (LOC;
JPMorgan Chase Bank)	1.57	6/7/08	18,500,000 b	18,500,000
Michigan Strategic Fund,
LOR, Refunding (The Detroit
Edison Company Exempt
Facilities Project) (LOC; Bank
of Nova Scotia)	1.55	6/7/08	14,400,000 b	14,400,000

Minnesota--6.8%
Minneapolis,
Health Care Revenue, Refunding
(Fairview Health Services)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.25	6/7/08	19,900,000 b	19,900,000

Minnesota Agricultural and
Economic Development Board,
Health Care Facilities Revenue
(Essentia Health Obligated
Group) (Liquidity Facility;
KBC Bank N.V. and LOC; Assured
Guaranty)	1.40	6/1/08	15,000,000 b	15,000,000
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	1.68	5/7/09	8,000,000	8,000,000
Rochester,
Health Care Facilities Revenue
(Mayo Clinic) (Liquidity
Facility; Wells Fargo Bank)	1.50	6/7/08	16,000,000 b	16,000,000
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health
Services) (Insured; AMBAC and
Liquidity Facility; Wells
Fargo Bank)	4.00	6/7/08	31,800,000 b	31,800,000
Saint Louis Park,
Health Care Facilities
Revenue, Refunding (Park
Nicollet Health Services)
(Insured; AMBAC and Liquidity
Facility; Wells Fargo Bank)	2.07	6/7/08	20,000,000 b	20,000,000

Mississippi--1.6%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	1.63	6/7/08	7,000,000 b	7,000,000
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	1.66	6/7/08	19,400,000 b	19,400,000

Nevada--.9%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Bayerische
Landesbank)	1.53	6/7/08	8,065,000 b	8,065,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.53	6/7/08	6,500,000 b	6,500,000

New Jersey--1.0%
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	1.63	6/7/08	15,535,000 b,c	15,535,000

New York--6.0%
New York City
(LOC; BNP Paribas)	1.40	6/7/08	22,000,000 b	22,000,000
New York City
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.41	6/7/08	21,300,000 b	21,300,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA)	1.52	6/7/08	15,000,000 b	15,000,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Reveue (Royal
Property) (LOC; FNMA)	1.50	6/7/08	18,000,000 b	18,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	1.54	6/7/08	21,300,000 b	21,300,000

North Carolina--3.9%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	1.51	6/7/08	13,700,000 b	13,700,000
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	1.52	6/7/08	15,645,000 b	15,645,000
Charlotte-Mecklenburg Hospital
Authority, Health Care
Revenue, Refunding (Carolinas
HealthCare System) (Insured;
AMBAC and Liquidity Facility;
Bayerische Landesbank)	1.52	6/7/08	15,000,000 b	15,000,000
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	1.60	6/7/08	19,100,000 b	19,100,000

Ohio--5.3%
Butler County,
Healthcare Facilities
Improvement Revenue, Refunding
(Lifesphere Project) (LOC;
U.S. Bank NA)	1.55	6/7/08	3,500,000 b	3,500,000
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	1.64	6/7/08	20,000,000 b	20,000,000
Cleveland-Cuyahoga County Port

Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	1.43	6/1/08	16,000,000 b	16,000,000
Delaware County,
Health Care Facilities Revenue
(Willow Brook Christian
Communities Project) (LOC;
Fifth Third Bank)	1.62	6/7/08	7,250,000 b	7,250,000
Lucas County,
HR (Promedica Healthcare
Obligated Group) (LOC; UBS AG)	1.45	6/7/08	7,800,000 b	7,800,000
Lucas County,
HR (Promedica Healthcare
Obligated Group) (LOC; UBS AG)	1.45	6/7/08	5,100,000 b	5,100,000
Ohio,
HR (University Hospitals
Health System, Inc.) (LOC;
Royal Bank of Scotland)	1.49	6/7/08	5,800,000 b	5,800,000
Ohio Higher Educational Facility,
Revenue, Refunding (Case
Western Reserve University
Project) (LOC; Allied Irish
Banks)	1.55	6/7/08	6,000,000 b	6,000,000
University of Cincinnati,
General Receipts Bonds (LOC;
Bayerische Landesbank)	1.66	6/7/08	5,000,000 b	5,000,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	1.55	6/7/08	10,000,000 b	10,000,000

Pennsylvania--5.7%
Butler County General Authority,
Revenue, Refunding (South
Butler County School District
GO Refunding Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.63	6/7/08	13,380,000 b	13,380,000
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)
(LOC; Wachovia Bank)	1.65	6/1/08	200,000 b	200,000
Delaware County Industrial
Development Authority, PCR,
Refunding (BP Exploration and
Oil Inc. Project)	1.40	6/1/08	2,300,000 b	2,300,000
Delaware Valley Regional Finance
Authority, Local Government
Revenue (LOC; Bayerische
Landesbank)	1.47	6/7/08	15,500,000 b	15,500,000
Lancaster County,
GO Notes (Insured; FSA and

Liquidity Facility; Royal Bank
of Canada)	1.66	6/7/08	22,000,000 b	22,000,000
Northampton County General Purpose
Authority, Revenue (Lafayette
College)	3.35	12/1/08	6,430,000	6,430,000
Quakertown General Authority,
Revenue, Refunding (The
Trustees of the University of
Pennsylvania Project)	1.65	3/5/09	17,700,000	17,700,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	1.59	6/7/08	14,140,000 b	14,140,000

Rhode Island--.4%
Rhode Island Economic Development
Corporation, Revenue (Rhode
Island Philharmonic Orchestra
Issue) (LOC; Citizens Bank NA)	1.55	6/7/08	7,000,000 b	7,000,000

South Carolina--1.2%
Greenville County School District,
GO Notes	4.00	6/2/08	20,000,000	20,000,331

Texas--8.0%
Austin,
Water and Wastewater System
Revenue, Refunding (LOC; Dexia
Credit Locale)	1.58	6/7/08	15,500,000 b	15,500,000
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	1.70	6/1/08	2,600,000 b	2,600,000
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	1.70	6/1/08	3,200,000 b	3,200,000
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility;
Westdeutsche Landesbank)	1.70	6/1/08	10,100,000 b	10,100,000
DFA Municipal Trust

(North Texas Tollway
Authority, Dallas North
Tollway System, Revenue) (LOC;
DEPFA Bank)	1.92	6/7/08	15,000,000 b,c	15,000,000
Lower Colorado River Authority,
Improvement Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.64	6/7/08	18,645,000 b,c	18,645,000
North Texas Tollway Authority,
Revenue (Insured; MBIA and
Liquidity Facility; Citigroup)	1.65	6/7/08	9,440,000 b,c	9,440,000
Richardson Independent School
District, Unlimited Tax School
Building Bonds (LOC: DEPFA
Bank PLC and Permanent School
Fund Guarantee Program)	2.10	6/7/08	20,300,000 b	20,300,000
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	1.60	6/7/08	34,600,000 b	34,600,000

Utah--.7%
Wasatch County School District
Board of Education, GO School
Building Bonds (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
Utah School Guaranty Program)	1.67	6/7/08	11,025,000 b,c	11,025,000

Vermont--1.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Banknorth NA)	1.30	6/1/08	8,865,000 b	8,865,000
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Bank of Nova Scotia)	1.64	6/7/08	12,075,000 b	12,075,000

Virginia--.1%
Peninsula Ports Authority,
Coal Terminal Revenue,
Refunding (Dominion Terminal
Associates Project) (LOC;
U.S. Bank NA)	1.25	6/1/08	1,600,000 b	1,600,000

Washington--2.6%
Seattle Housing Authority,
Low Income Housing Assistance

Revenue (Foss Home Project)
(LOC; Wells Fargo Bank)	1.56	6/7/08	3,805,000 b	3,805,000
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured; FSA
and Liquidity Facility; U.S.
Bank NA)	1.40	6/1/08	2,000,000 b	2,000,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Saint Thomas School Project)
(LOC; Bank of America)	1.56	6/7/08	15,695,000 b	15,695,000
Washington Public Power Supply
System, Electric Revenue,
Refunding (Project Number 1
and 3) (LOC; Bank of America)	1.54	6/7/08	20,680,000 b	20,680,000

Wisconsin--.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gundersen Lutheran) (LOC;
Wells Fargo Bank)	1.55	6/7/08	6,900,000 b	6,900,000

Wyoming--2.1%
Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	1.50	6/1/08	34,545,000 b	34,545,000

Total Investments (cost $1,692,417,292)			104.6%	1,692,417,292
Liabilities, Less Cash and Receivables			(4.6%)	(73,742,535)
Net Assets			100.0%	1,618,674,757

a	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $123,680,000 or 7.6% of net assets.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	07/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	07/25/2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	07/25/2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)